United States

Securities and Exchange Commission

Washington, D.C. 20549

Form N-CSR

Certified Shareholder Report of Registered Management Investment Companies

811-7141

(Investment Company Act File Number)

Federated World Investment Series, Inc.

______________________________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds

4000 Ericsson Drive

Warrendale, PA 15086-7561

(Address of Principal Executive Offices)

(412) 288-1900

(Registrant's Telephone Number)

Peter J. Germain, Esquire

Federated Investors Tower

1001 Liberty Avenue

Pittsburgh, Pennsylvania 15222-3779

(Name and Address of Agent for Service)

(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 11/30/19

Date of Reporting Period: Six months ended 05/31/19

Item 1.	Reports to Stockholders

Semi-Annual Shareholder Report
May 31, 2019
Share Class | Ticker	A | IHIAX	C | IHICX	Institutional | EMDIX

Federated Emerging Market Debt Fund
Fund Established 1996

A Portfolio of Federated World Investment Series, Inc.
IMPORTANT NOTICE REGARDING REPORT DELIVERY
Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund's shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.
If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund or your financial intermediary electronically by contacting your financial intermediary (such as a broker-dealer or bank); other shareholders may call the Fund at 1-800-341-7400, Option 4.
You may elect to receive all future reports in paper free of charge. You can inform the Fund or your financial intermediary that you wish to continue receiving paper copies of your shareholder reports by contacting your financial intermediary (such as a broker-dealer or bank); other shareholders may call the Fund at 1-800-341-7400, Option 4. Your election to receive reports in paper will apply to all funds held with the Fund complex or your financial intermediary.

Not FDIC Insured ■ May Lose Value ■ No Bank Guarantee

J. Christopher
Donahue
President
Federated Emerging Market Debt Fund
Letter from the President
Dear Valued Shareholder,
I am pleased to present the Semi-Annual Shareholder Report for your fund covering the period from December 1, 2018 through May 31, 2019. This report includes a complete listing of your fund's holdings, performance information and financial statements along with other important fund information.
In addition, our website, FederatedInvestors.com, offers easy access to Federated resources that include timely fund updates, economic and market insights from our investment strategists, and financial planning tools.
Thank you for investing with Federated. I hope you find this information useful and look forward to keeping you informed.
Sincerely,
J. Christopher Donahue, President

Portfolio of Investments Summary Table (unaudited)
At May 31, 2019, the Fund's issuer country exposure composition was as follows:
Country	Exposure as a Percentage of Total Net Assets[1]
Brazil	20.3%
China	9.9%
Mexico	9.2%
Russia	7.7%
Turkey	5.9%
Argentina	2.9%
South Africa	2.9%
United Arab Emirates	2.7%
Saudi Arabia	2.6%
Egypt	2.5%
Ghana	2.0%
Colombia	1.8%
Indonesia	1.6%
Venezuela	1.5%
Bahrain	1.5%
Nigeria	1.5%
Ukraine	1.4%
Peru	1.3%
Qatar	1.2%
Dominican Republic	1.0%
Ecuador	1.0%
Belarus	1.0%
Uruguay	1.0%
Kazakhstan	1.0%
Other[2]	13.1%
Cash Equivalents[3]	0.9%
Derivative Contracts[4]	(0.6)%
Other Assets and Liabilities—Net[5]	1.2%
TOTAL	100.0%
Semi-Annual Shareholder Report

1	This table depicts the Fund's exposure to various countries through its investment in foreign fixed-income securities, along with the Fund's holdings of cash equivalents and other assets and liabilities. With respect to foreign corporate fixed-income securities, country allocations are based primarily on the country in which the issuing company (the “Issuer”) has registered the security. However, the Fund's Adviser may allocate the Issuer to a country based on other factors such as the location of the Issuer's head office, the jurisdiction of the Issuer's incorporation, the location of the principal trading market for the Issuer's securities or the country from which a majority of the Issuer's revenue is derived.
2	For purposes of this table, issuer country exposure which constitutes less than 1.00% of the Fund's total net assets have been aggregated under the designation of “Other.”
3	Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements. This does not include cash held in the Fund that is denominated in foreign currencies. See the Statement of Assets and Liabilities for information regarding the Fund's foreign cash position.
4	Based upon net unrealized appreciation (depreciation) or value of the derivative contracts as applicable. Derivative contracts may consist of futures, forwards, options and swaps. The impact of a derivative contract on the Fund's performance may be larger than its unrealized appreciation (depreciation) or value may indicate. In many cases, the notional value or amount of a derivative contract may provide a better indication of the contract's significance to the portfolio. More complete information regarding the Fund's direct investments in derivative contracts, including unrealized appreciation (depreciation), value and notional values or amounts of such contracts, can be found in the table at the end of the Portfolio of Investments included in this Report.
5	Assets, other than investments in securities and derivative contracts, less liabilities. See Statement of Assets and Liabilities.
Semi-Annual Shareholder Report

Portfolio of Investments
May 31, 2019
Principal Amount, Foreign Currency Par Amount, or Shares			Value in U.S. Dollars
		CORPORATE BONDS—51.3%
		Banking—11.5%
$200,000		Alfa Bank (Alfa Bond), Jr. Sub. Note, 8.000% 2/3/2168	$203,064
100,000		Banco Do Brasil S.A., Jr. Sub. Note, 144A, 8.500% 4/20/2168	106,251
230,000		Banco Do Brasil S.A., Sr. Unsecd. Note, REGS, 5.375%, 1/15/2021	237,029
ARS 1,800,000	[1]	Banco Hipotecario SA, Unsecd. Note, 144A, 56.687% (30-35 Day Argentina Dep Rates BADLAR Priv Bks ARS +4.000%), 11/7/2022	34,778
$15,000		Bank of China Ltd., Sub. Note, REGS, 5.000%, 11/13/2024	15,965
200,000		BBVA Bancomer SA Mexico, Jr. Sub. Note, 144A, 5.350% 11/12/2029	196,502
150,000		BBVA Colombia SA, Sub., 144A, 4.875%, 4/21/2025	156,001
200,000		Development Bank of Mongolia, Sr. Unsecd. Note, 144A, 7.250%, 10/23/2023	203,503
200,000		Development Bank of the Republic of Belarus JSC, Sr. Unsecd. Note, 144A, 6.750%, 5/2/2024	203,689
200,000		DIB Tier 1 Sukuk 2 Ltd., Jr. Sub. Note, 6.750% 7/20/2167	206,587
400,000		Industrial & Commercial Bank of China, Sr. Unsecd. Note, 3.538%, 11/8/2027	406,475
200,000		Industrial and Commercial Bank of China Ltd., REGS, 4.875%, 9/21/2025	212,989
100,000		Industrial Senior Trust, Sr. Unsecd. Note, REGS, 5.500%, 11/1/2022	101,500
200,000		Itau Unibanco Holding SA, Sub., REGS, 6.200%, 12/21/2021	211,252
200,000		MTN Mauritius Investment Ltd., Sr. Unsecd. Note, 144A, 5.373%, 2/13/2022	204,146
200,000		National Bank of Oman, Jr. Sub. Deb., 7.875% 5/18/2068	202,363
200,000		NBK Tier 1 Financing Ltd., Jr. Sub. Note, 5.750% 10/9/2167	205,853
200,000		Shinhan Bank, Sub., REGS, 3.750%, 9/20/2027	201,293
200,000		Tengizchevroil Finance Co. International Ltd., Sec. Fac. Bond, REGS, 4.000%, 8/15/2026	200,380
200,000		Turkiye Halk Bankasi AS, Sr. Unsecd. Note, REGS, 4.750%, 2/11/2021	176,092
200,000		Turkiye Is Bankasi (Isbank) A.S., Sr. Unsecd. Note, REGS, 6.125%, 4/25/2024	170,871
200,000		Turkiye Vakiflar Bankasi T.A.O., Sr. Unsecd. Note, 144A, 8.125%, 3/28/2024	182,348
200,000		Turkiye Vakiflar Bankasi T.A.O., Sr. Unsecd. Note, REGS, 5.750%, 1/30/2023	172,627
Semi-Annual Shareholder Report

Principal Amount, Foreign Currency Par Amount, or Shares		Value in U.S. Dollars
	CORPORATE BONDS—continued
	Banking—continued
$200,000	United Bank for Africa PLC, Sr. Unsecd. Note, REGS, 7.750%, 6/8/2022	$209,491
200,000	Wanda Properties International Co., Sr. Unsecd. Note, 7.250%, 1/29/2024	200,886
200,000	Yapi ve Kredi Bankasi A.S., Sr. Unsecd. Note, REGS, 6.100%, 3/16/2023	181,656
	TOTAL	4,803,591
	Beverage & Tobacco—0.2%
70,000	Central American Bottling Corp., Sr. Unsecd. Note, REGS, 5.750%, 1/31/2027	72,363
	Broadcast Radio & TV—0.5%
200,000	Globo Communicacoes Part, Sr. Unsecd. Note, REGS, 4.875%, 4/11/2022	204,127
	Building Materials—0.5%
200,000	Cemex, Sab De Cv, REGS, 6.125%, 5/5/2025	206,200
	Chemicals & Plastics—2.9%
200,000	Alpek Sa De Cv, Sr. Unsecd. Note, REGS, 4.500%, 11/20/2022	204,300
200,000	Braskem Netherlands Finance BV, Sr. Unsecd. Note, 144A, 4.500%, 1/10/2028	195,250
200,000	CNAC HK Finbridge Co. Ltd., Sr. Unsecd. Note, 4.125%, 7/19/2027	202,563
200,000	CNAC HK Finbridge Co. Ltd., Sr. Unsecd. Note, 4.875%, 3/14/2025	211,436
200,000	Petkim Petrokimya Holding A.S., Sr. Unsecd. Note, REGS, 5.875%, 1/26/2023	185,236
200,000	Sasol Financing USA LLC, Sr. Unsecd. Note, 5.875%, 3/27/2024	211,858
	TOTAL	1,210,643
	Conglomerates—0.5%
200,000	Turkiye Sise ve Cam Fabrikalari AS, Sr. Unsecd. Note, 144A, 6.950%, 3/14/2026	190,720
	Finance—0.9%
200,000	MAF Global Securities, Jr. Sub. Note, 5.500% 9/7/2167	197,512
200,000	CNRC Capitale Ltd., Sr. Unsecd. Note, 3.900% 12/2/2167	198,608
	TOTAL	396,120
	Financial Intermediaries—0.5%
200,000	ICD Funding Ltd., Sr. Unsecd. Note, 4.625%, 5/21/2024	205,195
	Food Products—1.9%
100,000	BFF International Ltd., Sr. Unsecd. Note, REGS, 7.250%, 1/28/2020	101,976
200,000	Grupo Bimbo S.A.B. de CV, Sub., 144A, 5.950%, 7/17/2167	208,088
Semi-Annual Shareholder Report

Principal Amount, Foreign Currency Par Amount, or Shares		Value in U.S. Dollars
	CORPORATE BONDS—continued
	Food Products—continued
$250,000	JBS Investments GmbH, Sr. Unsecd. Note, 144A, 7.250%, 4/3/2024	$259,065
200,000	NBM US Holdings, Inc., Sr. Unsecd. Note, 144A, 7.000%, 5/14/2026	206,750
	TOTAL	775,879
	Food Services—0.5%
200,000	MHP Lux SA, Sr. Unsecd. Note, REGS, 6.950%, 4/3/2026	192,851
	Forest Products—0.5%
200,000	Suzano Austria GmbH, Sr. Unsecd. Note, 144A, 7.000%, 3/16/2047	217,700
	Metals & Mining—3.0%
200,000	Alrosa Finance SA, Sr. Unsecd. Note, 144A, 4.650%, 4/9/2024	202,680
200,000	Evraz Group SA, Sr. Unsecd. Note, REGS, 5.375%, 3/20/2023	205,398
400,000	Evraz PLC, Sr. Unsecd. Note, 144A, 5.250%, 4/2/2024	407,360
200,000	Gold Fields Orogen Holding BVI Ltd., Sr. Unsecd. Note, 144A, 5.125%, 5/15/2024	204,660
200,000	Minmetals Bounteous Finance BVI Ltd., Sr. Unsecd. Note, 4.200%, 7/27/2026	207,213
20,000	Vale Overseas Ltd., Sr. Unsecd. Note, 5.875%, 6/10/2021	20,900
	TOTAL	1,248,211
	Oil & Gas—10.6%
150,000	Ecopetrol SA, Sr. Unsecd. Note, 5.875%, 5/28/2045	154,672
200,000	KazMunayGas National Co JSC, Sr. Unsecd. Note, REGS, 4.750%, 4/19/2027	210,081
200,000	Koc Holding A.S., Sr. Unsecd. Note, 144A, 6.500%, 3/11/2025	191,027
200,000	Oil & Gas Holdings, Sr. Unsecd. Note, 144A, 7.625%, 11/7/2024	214,639
200,000	Pertamina Persero PT, Sr. Unsecd. Note, 144A, 6.500%, 11/7/2048	233,036
300,000	Petrobras Global Finance BV, Sr. Unsecd. Note, 5.750%, 2/1/2029	303,177
100,000	Petrobras Global Finance BV, Sr. Unsecd. Note, 6.250%, 3/17/2024	108,738
300,000	Petrobras Global Finance BV, Sr. Unsecd. Note, 6.900%, 3/19/2049	300,300
150,000	Petrobras Global Finance BV, Sr. Unsecd. Note, Series WI, 5.999%, 1/27/2028	154,650
1,000,000	Petroleos de Venezuela, S.A., Unsecd. Note, REGS, 6.000%, 5/16/2024	210,000
250,000	Petroleos Mexicanos, Sr. Unsecd. Note, 4.875%, 1/24/2022	253,850
75,000	Petroleos Mexicanos, Sr. Unsecd. Note, 6.500%, 3/13/2027	75,938
530,000	Petroleos Mexicanos, Sr. Unsecd. Note, Series WI, 5.350%, 2/12/2028	495,025
Semi-Annual Shareholder Report

Principal Amount, Foreign Currency Par Amount, or Shares		Value in U.S. Dollars
	CORPORATE BONDS—continued
	Oil & Gas—continued
$217,000	Petroleos Mexicanos, Sr. Unsecd. Note, Series WI, 6.350%, 2/12/2048	$190,233
120,000	Petroleos Mexicanos, Sr. Unsecd. Note, Series WI, 6.500%, 1/23/2029	118,324
25,000	Petroleum Co. of Trinidad and Tobago Ltd., Sr. Unsecd. Note, REGS, 6.000%, 5/8/2022	23,875
200,000	PTTEP Treasury Center Co. Ltd., Jr. Sub. Deb., REGS, 4.600% 1/17/2168	200,264
200,000	Rosneft Oil Co., 144A, 4.199%, 3/6/2022	201,031
200,000	Saudi Arabian Oil Co. (Aramco), Sr. Unsecd. Note, 144A, 4.375%, 4/16/2049	198,800
200,000	SEPLAT Petroleum Development Co. PLC, Sr. Unsecd. Note, 144A, 9.250%, 4/1/2023	210,000
400,000	Tullow Oil PLC, Sr. Unsecd. Note, 144A, 7.000%, 3/1/2025	402,520
	TOTAL	4,450,180
	Pharmaceuticals—0.6%
100,000	Inretail Pharma SA, Sr. Unsecd. Note, 144A, 5.375%, 5/2/2023	104,875
200,000	Teva Pharmaceutical Finance Netherlands III BV, Sr. Unsecd. Note, 2.800%, 7/21/2023	167,688
	TOTAL	272,563
	Real Estate—4.9%
200,000	China Evergrande Group, Sec. Fac. Bond, 6.250%, 6/28/2021	190,600
200,000	China Great Wall International Holdings III Ltd., Sr. Unsecd. Note, Series EMTN, 3.875%, 8/31/2027	200,723
300,000	China Overseas Finance Cayman V Ltd., Sr. Unsecd. Note, Series A, 3.950%, 11/15/2022	308,091
200,000	Country Garden Holdings Co., Sr. Unsecd. Note, 7.500%, 3/9/2020	203,630
200,000	Dar Al-Arkan Sukuk Co. Ltd., Sr. Unsecd. Note, 6.875%, 3/21/2023	193,097
300,000	Emaar Sukuk Ltd., Sr. Unsecd. Note, Series EMTN, 3.635%, 9/15/2026	286,845
300,000	Franshion Brilliant Ltd., Sub. Note, 5.750% 7/17/2067	285,893
200,000	Longfor Properties, Sr. Unsecd. Note, 3.875%, 7/13/2022	202,138
200,000	Yanlord Land Group Ltd., Sr. Unsecd. Note, 5.875%, 1/23/2022	201,824
	TOTAL	2,072,841
	Retailers—1.2%
200,000	Eurotorg (Bonitron DAC), Sr. Unsecd. Note, REGS, 8.750%, 10/30/2022	209,000
Semi-Annual Shareholder Report

Principal Amount, Foreign Currency Par Amount, or Shares		Value in U.S. Dollars
	CORPORATE BONDS—continued
	Retailers—continued
$300,000	JD.com, Inc., Sr. Unsecd. Note, 3.875%, 4/29/2026	$293,693
	TOTAL	502,693
	State/Provincial—0.4%
150,000	Provincia De Buenos Aires, Sr. Unsecd. Note, 144A, 9.950%, 6/9/2021	128,027
EUR 49,000	Provincia De Buenos Aires, Sr. Unsecd. Note, REGS, 4.000%, 5/1/2020	52,551
	TOTAL	180,578
	Steel—0.5%
$200,000	OJSC Novo (Steel Funding), Sr. Unsecd. Note, 144A, 4.700%, 5/30/2026	200,176
	Technology Services—0.5%
200,000	Tencent Holdings Ltd., 144A, 3.975%, 4/11/2029	202,059
	Telecommunications & Cellular—4.3%
MXN 13,400,000	America Movil S.A.B. de C.V., Sr. Secd. Note, 6.000%, 6/9/2019	682,828
$200,000	Comcel Trust, REGS, 6.875%, 2/6/2024	206,625
200,000	GTH Finance B.V., Sr. Unsecd. Note, REGS, 7.250%, 4/26/2023	216,134
300,000	HTA Group Ltd., Sr. Unsecd. Note, 144A, 9.125%, 3/8/2022	313,957
200,000	IHS Netherlands Holdco BV, Sr. Unsecd. Note, REGS, 9.500%, 10/27/2021	207,067
200,000	Liquid Telecommunications Financing Plc, Sec. Fac. Bond, 144A, 8.500%, 7/13/2022	195,369
	TOTAL	1,821,980
	Utilities—4.9%
200,000	Abu Dhabi National Energy Co. PJSC, Sr. Unsecd. Note, 144A, 4.875%, 4/23/2030	215,104
200,000	ACWA Power Management and Investments One Ltd., Sec. Fac. Bond, REGS, 5.950%, 12/15/2039	206,040
200,000	China Oil & Gas Group Ltd., Sr. Unsecd. Note, 5.000%, 5/7/2020	200,960
200,000	Eskom Holdings Ltd., Sr. Unsecd. Note, REGS, 5.750%, 1/26/2021	200,008
200,000	Eskom Holdings Ltd., Unsecd. Note, REGS, 7.125%, 2/11/2025	204,804
200,000	KALLPA Generacion SA, Sr. Unsecd. Note, REGS, 4.125%, 8/16/2027	201,560
200,000	Kosmos Energy Ltd., Sr. Unsecd. Note, 144A, 7.125%, 4/4/2026	198,000
200,000	NTPC Ltd., Sr. Unsecd. Note, Series EMTN, 4.500%, 3/19/2028	209,193
200,000	Perusahaan Listrik Negara PT, Sr. Unsecd. Note, 144A, 5.450%, 5/21/2028	216,188
Semi-Annual Shareholder Report

Principal Amount, Foreign Currency Par Amount, or Shares			Value in U.S. Dollars
		CORPORATE BONDS—continued
		Utilities—continued
$200,000		Yingde Gases Investment Ltd., 144A, 6.250%, 1/19/2023	$201,120
		TOTAL	2,052,977
		TOTAL CORPORATE BONDS (IDENTIFIED COST $21,355,400)	21,479,647
		FOREIGN GOVERNMENTS/AGENCIES—46.8%
		Sovereign—46.8%
200,000		Angola, Government of, Sr. Unsecd. Note, 144A, 8.250%, 5/9/2028	201,177
550,000		Argentina, Government of, Sr. Unsecd. Note, 5.875%, 1/11/2028	379,500
50,000		Argentina, Government of, Sr. Unsecd. Note, 6.875%, 1/26/2027	35,950
150,000		Argentina, Government of, Sr. Unsecd. Note, 7.125%, 6/28/2117	100,501
230,000		Argentina, Government of, Sr. Unsecd. Note, 7.625%, 4/22/2046	160,885
200,000		Argentina, Government of, Sr. Unsecd. Note, 8.000%, 10/8/2020	178,002
300,000		Argentina, Government of, Sr. Unsecd. Note, Series NY, 3.750%, 12/31/2038	161,253
200,000		Bahrain, Government of, Sr. Unsecd. Note, REGS, 7.000%, 1/26/2026	211,682
200,000		Bahrain, Government of, Sr. Unsecd. Note, REGS, 7.000%, 10/12/2028	210,736
BRL 8,750,000		Brazil, Government of, Series NTNF, 10.000%, 1/1/2021	2,431,296
9,900,000		Brazil, Government of, Series NTNF, 10.000%, 1/1/2025	2,838,563
$400,000		Brazil, Government of, Sr. Secd. Note, 5.625%, 2/21/2047	400,500
200,000		Brazil, Government of, Unsecd. Note, 4.500%, 5/30/2029	198,000
200,000		Cameroon, Government of, Sr. Unsecd. Note, 144A, 9.500%, 11/19/2025	211,184
200,000		Colombia, Government of, Sr. Unsecd. Note, 5.000%, 6/15/2045	208,300
COP 850,000,000		Colombia, Government of, Sr. Unsecd. Note, Series B, 6.000%, 4/28/2028	244,577
$200,000		Dominican Republic, Government of, Sr. Unsecd. Note, 144A, 5.950%, 1/25/2027	210,500
150,000		Dominican Republic, Government of, Sr. Unsecd. Note, 144A, 6.000%, 7/19/2028	157,875
66,667		Dominican Republic, Government of, Sr. Unsecd. Note, REGS, 7.500%, 5/6/2021	70,250
200,000		Ecuador, Government of, Sr. Unsecd. Note, 144A, 10.750%, 1/31/2029	219,200
$200,000		Ecuador, Government of, Sr. Unsecd. Note, REGS, 8.875%, 10/23/2027	201,000
EGP 5,300,000	[2]	Egypt Treasury Bill, Unsecd. Deb., Series 273D, 19.929%, 6/18/2019	314,645
Semi-Annual Shareholder Report

Principal Amount, Foreign Currency Par Amount, or Shares			Value in U.S. Dollars
		FOREIGN GOVERNMENTS/AGENCIES—continued
		Sovereign—continued
EUR 100,000		Egypt, Government of, Sr. Unsecd. Note, 144A, 6.375%, 4/11/2031	$106,480
$200,000		Egypt, Government of, Sr. Unsecd. Note, 144A, 8.700%, 3/1/2049	199,233
200,000		Egypt, Government of, Sr. Unsecd. Note, REGS, 6.588%, 2/21/2028	190,260
EGP 4,000,000	[2]	Egypt, Government of, Unsecd. Note, Series 364D, 17.270%, 6/25/2019	236,716
$200,000		El Salvador, Government of, Sr. Unsecd. Note, REGS, 7.650%, 6/15/2035	201,750
200,000		Gabon, Government of, REGS, 6.375%, 12/12/2024	190,750
200,000		Ghana, Government of, Unsecd. Note, REGS, 10.750%, 10/14/2030	243,940
200,000		Indonesia, Government of, Sr. Unsecd. Note, 4.100%, 4/24/2028	205,157
200,000		Iraq, Government of, Sr. Unsecd. Note, REGS, 6.752%, 3/9/2023	198,904
133,035		Ivory Coast, Government of, Sr. Unsecd. Note, REGS, 5.750%, 12/31/2032	122,180
200,000		Jordan, Government of, Sr. Unsecd. Note, 144A, 7.375%, 10/10/2047	190,358
200,000		Kenya, Government of, Sr. Unsecd. Note, 144A, 7.250%, 2/28/2028	193,004
200,000		Kenya, Government of, Sr. Unsecd. Note, 144A, 8.000%, 5/22/2032	195,458
200,000		Lebanon, Government of, Sr. Unsecd. Note, 6.850%, 3/23/2027	156,546
400,000		Mexico, Government of, 3.750%, 1/11/2028	395,000
MXN 16,930,000		Mexico, Government of, Series M, 6.500%, 6/10/2021	840,697
$200,000		Oman, Government of, Sr. Unsecd. Note, 144A, 5.625%, 1/17/2028	182,120
400,000		Pakistan, Government of, Sr. Secd. Note, REGS, 6.875%, 12/5/2027	387,608
200,000		Panama, Government of, Sr. Unsecd. Note, 4.500%, 4/16/2050	213,750
PEN 700,000		Peru, Government of, Sr. Unsecd. Note, 6.150%, 8/12/2032	220,093
$230,000		Qatar, Government of, Sr. Unsecd. Note, 144A, 4.817%, 3/14/2049	253,000
200,000		Qatar, Government of, Sr. Unsecd. Note, 144A, 5.103%, 4/23/2048	229,000
200,000		Russia, Government of, Sr. Unsecd. Note, 144A, 5.250%, 6/23/2047	209,624
RUB 45,000,000		Russia, Government of, Unsecd. Note, Series 6215, 7.000%, 8/16/2023	676,057
32,800,000		Russia, Government of, Unsecd. Note, Series 6222, 7.100%, 10/16/2024	492,194
$200,000		Russian Federation, Sr. Unsecd. Note, 144A, 5.100%, 3/28/2035	208,758
300,000		Saudi Arabia, Government of, Sr. Unsecd. Note, REGS, 3.250%, 10/26/2026	295,615
$200,000		Saudi Arabia, Government of, Sr. Unsecd. Note, REGS, 4.500%, 10/26/2046	198,052
Semi-Annual Shareholder Report

Principal Amount, Foreign Currency Par Amount, or Shares			Value in U.S. Dollars
		FOREIGN GOVERNMENTS/AGENCIES—continued
		Sovereign—continued
200,000		Senegal, Government of, Sr. Unsecd. Note, 144A, 6.750%, 3/13/2048	$173,700
200,000		Sri Lanka, Government of, Sr. Unsecd. Note, 144A, 7.850%, 3/14/2029	200,026
200,000		Turkey, Government of, Sr. Unsecd. Note, 6.125%, 10/24/2028	178,770
TRY 5,000,000		Turkey, Government of, Unsecd. Note, 8.500%, 7/10/2019	844,134
$200,000		Ukraine, Government of, Sr. Unsecd. Note, REGS, 7.750%, 9/1/2023	195,156
325,000	[3]	Ukraine, Government of, Unsecd. Note, Series GDP, 144A, 0.000%, 5/31/2040	203,585
UYU 3,400,000		Uruguay, Government of, 144A, 9.875%, 6/20/2022	94,416
$300,000		Uruguay, Government of, Sr. Unsecd. Note, 4.975%, 4/20/2055	316,125
200,000		Uzbekistan, Government of, Unsecd. Note, 144A, 4.750%, 2/20/2024	202,933
1,500,000		Venezuela, Government of, 8.250%, 10/13/2024	427,500
		TOTAL FOREIGN GOVERNMENTS/AGENCIES (IDENTIFIED COST $23,550,496)	19,614,225
		U.S. TREASURY—0.4%
150,000	[4]	United States Treasury Note, 1.000%, 11/15/2019 (IDENTIFIED COST $147,387)	149,101
		INVESTMENT COMPANY—0.9%
379,585		Federated Institutional Prime Value Obligations Fund, Institutional Shares, 2.46%[5] (IDENTIFIED COST $379,661)	379,661
		TOTAL INVESTMENT IN SECURITIES—99.4% (IDENTIFIED COST $45,432,944)[6]	41,622,634
		OTHER ASSETS AND LIABILITIES - NET—0.6%[7]	260,984
		TOTAL NET ASSETS—100%	$41,883,618
At May 31, 2019, the Fund had the following outstanding futures contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Value and Unrealized Appreciation (Depreciation)
[3]United States Treasury Notes 10-Year Note, Short Futures	24	$3,042,000	September 2019	$(48,592)
Semi-Annual Shareholder Report

At May 31, 2019, the Fund had the following open swap contracts:
CREDIT DEFAULT SWAPS
Counter- party	Reference Entity	Buy/ Sell	Pay/ Receive Fixed Rate	Expiration Date	Implied Credit Spread at 5/31/2019[8]	Notional Amount	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
OTC Swaps:
Goldman Sachs	Government of Russia	Buy	1.00%	6/20/2024	1.31%	$200,000	$2,831	$3,120	$(289)
Citibank, N.A.	Republic of Brazil	Buy	1.00%	6/20/2024	1.81%	$200,000	$7,315	$6,311	$1,004
Goldman Sachs	Republic of Colombia	Buy	1.00%	6/20/2024	1.17%	$100,000	$785	$762	$23
Bank of America	Republic of Indonesia	Buy	1.00%	6/20/2024	1.13%	$200,000	$1,207	$206	$1,001
Bank of America	Republic of Philippines	Buy	1.00%	6/20/2024	0.65%	$200,000	$(3,367)	$(3,977)	$610
TOTAL CREDIT DEFAULT SWAPS							$8,771	$6,422	$2,349
INTEREST RATE SWAPS
Counter- party	Floating Rate Index	Pay/ Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation (Depreciation)
OTC Swaps:
HSBC	MXIBTIIE	Pay	6.190%	7/20/2026	MXN 23,000,000	$(110,146)	$(110,146)
At May 31, 2019, the Fund had the following outstanding foreign exchange contracts:
Settlement Date	Counterparty	Foreign Currency Units to Receive/Deliver	In Exchange For	Unrealized Appreciation (Depreciation)
Contracts Purchased:
6/19/2019	BNP Paribas	560,000,000 COP	$178,715	$(13,136)
6/19/2019	BNP Paribas	10,800,000 ZAR	$740,056	$(408)
6/19/2019	Credit Agricole	12,000,000 ZAR	$825,235	$(3,404)
6/19/2019	JPMorgan	180,000,000 HUF	$652,704	$(33,110)
6/24/2019	Bank of America	350,000 GBP	$443,663	$(605)
7/1/2019	Barclays	350,000 GBP	$440,933	$2,289
7/30/2019	Barclays	100,000 AUD	$72,765	$(3,266)
7/30/2019	Barclays	120,000 NZD	$83,345	$(4,732)
7/30/2019	BNP Paribas	1,600,000 MXN	$81,499	$(706)
7/30/2019	Credit Agricole	100,000 CAD	$76,422	$(2,320)
7/30/2019	Morgan Stanley	700,000 NOK	$83,695	$(3,539)
10/7/2019	Bank of America	6,000,000 PLN	$1,580,126	$(9,363)
Semi-Annual Shareholder Report

Settlement Date	Counterparty	Foreign Currency Units to Receive/Deliver	In Exchange For	Unrealized Appreciation (Depreciation)
10/7/2019	BNP Paribas	1,475,000 RON	$347,109	$(1,458)
10/7/2019	State Street	15,000,000 MXN	$759,032	$(10,402)
Contracts Sold:
6/24/2019	Bank of America	350,000 GBP	$444,273	$1,214
7/1/2019	Morgan Stanley	350,000 GBP	$443,943	$721
7/2/2019	Citibank	3,350,000 BRL	$851,572	$354
7/5/2019	Bank of America	$300,000	5,955,300 MXN	$1,962
7/30/2019	BNP Paribas	1,600,000 MXN	$82,802	$2,009
NET UNREALIZED DEPRECIATION ON FOREIGN EXCHANGE CONTRACTS				$(77,900)
Net Unrealized Depreciation on Futures Contracts and Foreign Exchange Contracts and value for Swap Contracts is included in “Other Assets and Liabilities—Net.”
Affiliated fund holdings are investment companies which are managed by the Adviser or an affiliate of the Adviser. Transactions with affiliated fund holdings during the period ended May 31, 2019, were as follows:
Federated Institutional Prime Value Obligations Fund, Institutional Shares
Balance of Shares Held 11/30/2018	1,381,201
Purchases/Additions	13,400,262
Sales/Reductions	(14,401,878)
Balance of Shares Held 5/31/2019	379,585
Value	$379,661
Change in Unrealized Appreciation/Depreciation	$39
Net Realized Gain/(Loss)	$645
Dividend Income	$7,075
1	Floating/variable note with current rate and current maturity or next reset date shown.
2	Discount rate at time of purchase.
3	Non-income-producing security.
4	All or a portion of this security is pledged as collateral to ensure the Fund is able to satisfy the obligations of its outstanding futures contracts and outstanding swap contracts.
5	7-day net yield.
6	The cost of investments for federal tax purposes amounts to $45,427,829.
7	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
8	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront
Semi-Annual Shareholder Report

payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.
Note: The categories of investments are shown as a percentage of total net assets at May 31, 2019.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used, as of May 31, 2019, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
Corporate Bonds	$—	$21,479,647	$—	$21,479,647
Foreign Governments/Agencies	—	19,614,225	—	19,614,225
U.S. Treasury	—	149,101	—	149,101
Investment Company	379,661	—	—	379,661
TOTAL SECURITIES	$379,661	$41,242,973	$—	$41,622,634
Other Financial Instruments:
Assets
Futures Contracts	$—	$—	$—	$—
Foreign Exchange Contracts	—	8,549	—	8,549
Swap Contracts	—	12,138	—	12,138
Liabilities
Futures Contracts	(48,592)	—	—	(48,592)
Foreign Exchange Contracts	—	(86,449)	—	(86,449)
Swap Contracts	—	(113,513)	—	(113,513)
TOTAL OTHER FINANCIAL INSTRUMENTS	$(48,592)	$(179,275)	$—	$(227,867)
Semi-Annual Shareholder Report

The following acronyms are used throughout this portfolio:
ARS	—Argentina Peso
AUD	—Australian Dollar
BADLAR	—Bueno Aires Deposits Large Amount Rates
BRL	—Brazilian Real
CAD	—Canadian Dollar
COP	—Colombian Peso
EGP	—Egyptian Pound
EMTN	—Euro Medium Term Note
EUR	—Euro
GBP	—Great British Pound
GDP	—Gross Domestic Product
HUF	—Hungarian Forint
JSC	—Joint Stock Company
MTN	—Medium Term Note
MXIBTIIE	—Mexico Interbank Equilibrium Interest 28 Day Rate
MXN	—Mexican Peso
NOK	—Norwegian Krone
NZD	—New Zealand Dollar
OJSC	—Open Joint Stock Company
OTC	—Over-the-Counter
PEN	—Peruvian Neuvo Sol
PJSC	—Public Joint Stock Company
PLN	—Polish Zloty
RON	—Romanian New Leu
RUB	—Russian Ruble
TRY	—Turkish Lira
UYU	—Uruguayan Peso
ZAR	—South African Rand
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Financial Highlights–Class A Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 5/31/2019	Year Ended November 30,
		2018	2017	2016	2015	2014
Net Asset Value, Beginning of Period	$7.91	$8.72	$8.00	$8.21	$9.28	$9.31
Income From Investment Operations:
Net investment income	0.25	0.48[1]	0.60[1]	0.63[1]	0.50[1]	0.51
Net realized and unrealized gain (loss)	0.30	(1.00)	0.37	(0.51)	(0.95)	(0.04)
TOTAL FROM INVESTMENT OPERATIONS	0.55	(0.52)	0.97	0.12	(0.45)	0.47
Less Distributions:
Distributions from net investment income	(0.16)	(0.29)	(0.25)	(0.29)	(0.27)	(0.45)
Distributions from net realized gain	—	—	—	—	(0.35)	(0.05)
Return of capital[2]	—	—	—	(0.04)	—	—
TOTAL DISTRIBUTIONS	(0.16)	(0.29)	(0.25)	(0.33)	(0.62)	(0.50)
Net Asset Value, End of Period	$8.30	$7.91	$8.72	$8.00	$8.21	$9.28
Total Return[3]	7.08%	(6.06)%	12.22%	1.53%	(4.88)%	5.09%
Ratios to Average Net Assets:
Net expenses	1.18%[4,5]	1.20%[5]	1.20%[5]	1.19%	1.18%	1.18%
Net investment income	6.18%[4]	5.72%	6.98%	7.76%	5.93%	5.32%
Expense waiver/reimbursement[6]	0.92%[4]	0.83%	0.92%	0.96%	0.62%	0.48%
Supplemental Data:
Net assets, end of period (000 omitted)	$29,361	$27,267	$34,085	$38,212	$49,812	$68,343
Portfolio turnover	48%	140%	123%	134%	200%	235%
1	Per share numbers have been calculated using the average shares method.
2	Represents a return of capital for federal income tax purposes.
3	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.
4	Computed on an annualized basis.
5	The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratios are 1.18%, 1.20% and 1.20% for the six months ended May 31, 2019, and years ended November 30, 2018, and 2017, respectively, after taking into account this expense reduction.
6	This expense decrease is reflected in both the net expense and net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Financial Highlights–Class C Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 5/31/2019	Year Ended November 30,
		2018	2017	2016	2015	2014
Net Asset Value, Beginning of Period	$7.86	$8.67	$7.96	$8.17	$9.23	$9.28
Income From Investment Operations:
Net investment income	0.21	0.42[1]	0.54[1]	0.57[1]	0.44[1]	0.44
Net realized and unrealized gain (loss)	0.31	(1.00)	0.36	(0.51)	(0.95)	(0.05)
TOTAL FROM INVESTMENT OPERATIONS	0.52	(0.58)	0.90	0.06	(0.51)	0.39
Less Distributions:
Distributions from net investment income	(0.13)	(0.23)	(0.19)	(0.24)	(0.20)	(0.39)
Distributions from net realized gain	—	—	—	—	(0.35)	(0.05)
Return of capital[2]	—	—	—	(0.03)	—	—
TOTAL DISTRIBUTIONS	(0.13)	(0.23)	(0.19)	(0.27)	(0.55)	(0.44)
Net Asset Value, End of Period	$8.25	$7.86	$8.67	$7.96	$8.17	$9.23
Total Return[3]	6.72%	(6.81)%	11.32%	0.77%	(5.51)%	4.23%
Ratios to Average Net Assets:
Net Expenses	1.93%[4,5]	1.95%[5]	1.95%[5]	1.94%	1.93%	1.93%
Net investment income	5.67%[4]	5.08%	6.42%	7.04%	5.16%	4.56%
Expense waiver/reimbursement[6]	0.92%[4]	0.81%	0.94%	0.96%	0.61%	0.48%
Supplemental Data:
Net assets, end of period (000 omitted)	$2,935	$3,331	$6,669	$9,871	$14,765	$25,062
Portfolio turnover	48%	140%	123%	134%	200%	235%
1	Per share numbers have been calculated using the average shares method.
2	Represents a return of capital for federal income tax purposes.
3	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.
4	Computed on an annualized basis.
5	The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratios are 1.93%, 1.95% and 1.95% for the six months ended May 31, 2019, and years ended November 30, 2018, and 2017, respectively, after taking into account this expense reduction.
6	This expense decrease is reflected in both the net expense and net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Financial Highlights–Institutional Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 5/31/2019	Year Ended November 30,
		2018	2017	2016	2015	2014
Net Asset Value, Beginning of Period	$7.92	$8.74	$8.01	$8.23	$9.30	$9.32
Income From Investment Operations:
Net investment income	0.27	0.50[1]	0.61[1]	0.67[1]	0.53[1]	0.52
Net realized and unrealized gain (loss)	0.29	(1.01)	0.39	(0.54)	(0.96)	(0.02)
TOTAL FROM INVESTMENT OPERATIONS	0.56	(0.51)	1.00	0.13	(0.43)	0.50
Less Distributions:
Distributions from net investment income	(0.17)	(0.31)	(0.27)	(0.30)	(0.29)	(0.47)
Distributions from net realized gain	—	—	—	—	(0.35)	(0.05)
Return of capital[2]	—	—	—	(0.05)	—	—
TOTAL DISTRIBUTIONS	(0.17)	(0.31)	(0.27)	(0.35)	(0.64)	(0.52)
Net Asset Value, End of Period	$8.31	$7.92	$8.74	$8.01	$8.23	$9.30
Total Return[3]	7.20%	(5.92)%	12.62%	1.66%	(4.62)%	5.41%
Ratios to Average Net Assets:
Net expenses	0.93%[4,5]	0.95%[5]	0.96%[5]	0.94%	0.93%	0.93%
Net investment income	6.48%[4]	5.99%	7.05%	8.21%	6.20%	5.58%
Expense waiver/reimbursement[6]	0.92%[4]	0.82%	0.89%	0.94%	0.62%	0.48%
Supplemental Data:
Net assets, end of period (000 omitted)	$9,587	$9,417	$15,457	$11,731	$25,748	$37,734
Portfolio turnover	48%	140%	123%	134%	200%	235%
1	Per share numbers have been calculated using the average shares method.
2	Represents a return of capital for federal income tax purposes.
3	Based on net asset value. Total returns for periods of less than one year are not annualized.
4	Computed on an annualized basis.
5	The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratios are 0.93%, 0.95% and 0.96% for the six months ended May 31, 2019, and years ended November 30, 2018, and 2017, respectively, after taking into account this expense reduction.
6	This expense decrease is reflected in both the net expense and net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Statement of Assets and Liabilities
May 31, 2019 (unaudited)
Assets:
Investment in securities, at value including $379,661 of investment in an affiliated holding (identified cost $45,432,944)		$41,622,634
Cash denominated in foreign currencies (identified cost $77,080)		76,974
Restricted cash (Note 2)		25,200
Income receivable		521,970
Swaps, at value (net premium paid of $10,399)		12,138
Receivable for shares sold		10,599
Unrealized appreciation on foreign exchange contracts		8,549
Receivable for investments sold		2,120
TOTAL ASSETS		42,280,184
Liabilities:
Swaps, at value (net premium received of $3,977)	$113,513
Unrealized depreciation on foreign exchange contracts	86,449
Payable for capital gains taxes withheld	7,958
Payable for shares redeemed	5,600
Payable for periodic payments from swap contracts	3,793
Payable for investments purchased	2,148
Payable for portfolio accounting fees	95,622
Payable for daily variation margin on futures contracts	17,625
Payable for custodian fees	25,811
Payable for auditing fees	18,320
Payable for other service fees (Notes 2 and 5)	5,751
Payable for distribution services fee (Note 5)	1,882
Payable to adviser (Note 5)	116
Accrued expenses (Note 5)	11,978
TOTAL LIABILITIES		396,566
Net assets for 5,048,369 shares outstanding		$41,883,618
Net Assets Consists of:
Paid-in capital		$56,747,416
Total distributable earnings (loss)		(14,863,798)
TOTAL NET ASSETS		$41,883,618
Semi-Annual Shareholder Report

Statement of Assets and Liabilities–continued
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
Class A Shares:
Net asset value per share ($29,361,476 ÷ 3,538,746 shares outstanding) $0.001 par value, 500,000,000 shares authorized	$8.30
Offering price per share (100/95.50 of $8.30)	$8.69
Redemption proceeds per share	$8.30
Class C Shares:
Net asset value per share ($2,935,391 ÷ 355,913 shares outstanding) $0.001 par value, 200,000,000 shares authorized	$8.25
Offering price per share	$8.25
Redemption proceeds per share (99.00/100 of $8.25)	$8.17
Institutional Shares:
Net asset value per share ($9,586,751 ÷ 1,153,710 shares outstanding) $0.001 par value, 100,000,000 shares authorized	$8.31
Offering price per share	$8.31
Redemption proceeds per share	$8.31
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Statement of Operations
Six Months Ended May 31, 2019 (unaudited)
Investment Income:
Interest (net of foreign tax withheld of $ 8,174)			$1,499,412
Dividends (including $7,075 received from an affiliated holding*)			35,409
TOTAL INCOME			1,534,821
Expenses:
Investment adviser fee (Note 5)		$176,479
Administrative fee (Note 5)		20,902
Custodian fees		17,773
Transfer agent fees		25,570
Directors'/Trustees' fees (Note 5)		1,317
Auditing fees		18,280
Legal fees		5,310
Distribution services fee (Note 5)		11,828
Other service fees (Notes 2 and 5)		39,841
Portfolio accounting fees		77,623
Share registration costs		22,870
Printing and postage		13,038
Miscellaneous (Note 5)		6,407
TOTAL EXPENSES		437,238
Waiver, Reimbursements and Reduction:
Waiver/reimbursement of investment adviser fee (Note 5)	$(176,479)
Reimbursement of other operating expenses (Note 5)	(14,895)
Reduction of custodian fees (Note 6)	(325)
TOTAL WAIVER, REIMBURSEMENTS AND REDUCTION		(191,699)
Net expenses			245,539
Net investment income			$1,289,282
Semi-Annual Shareholder Report

Statement of Operations–continued
Realized and Unrealized Gain (Loss) on Investments, Foreign Exchange Contracts, Futures Contracts, Written Options, Swap Contracts and Foreign Currency Transactions:
Net realized gain loss on investments (including net realized gain of $645 on sales of investments in an affiliated holding*) and foreign currency transactions	$(147,270)
Net realized loss on foreign exchange contracts	(52,403)
Net realized loss on futures contracts	(68,019)
Net realized gain on written options	4,291
Net realized loss on swap contracts	(65,793)
Net change in unrealized depreciation of investments and translation of assets and liabilities in foreign currency (including net change in unrealized depreciation of $39 of investments in an affiliated holding*)	1,650,274
Net change in unrealized depreciation of foreign exchange contracts	145,178
Net change in unrealized appreciation of futures contracts	(48,592)
Net change in unrealized depreciation of swap contracts	103,592
Net realized and unrealized gain (loss) on investments, foreign exchange contracts, futures contracts, written options, swap contracts and foreign currency transactions	1,521,258
Change in net assets resulting from operations	$2,810,540
*	See information listed after the Fund's Portfolio of Investments
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Statement of Changes in Net Assets
	Six Months Ended (unaudited) 5/31/2019	Year Ended 11/30/2018
Increase (Decrease) in Net Assets
Operations:
Net investment income	$1,289,282	$2,858,734
Net realized loss	(329,194)	(3,048,386)
Net change in unrealized appreciation/depreciation	1,850,452	(2,937,335)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	2,810,540	(3,126,987)
Distributions to Shareholders:
Class A Shares	(557,177)	(1,135,908)
Class B Shares[1]	—	(25,599)
Class C Shares	(54,843)	(150,270)
Institutional Shares	(196,891)	(474,277)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(808,911)	(1,786,054)
Share Transactions:
Proceeds from sale of shares	5,179,532	11,437,975
Net asset value of shares issued to shareholders in payment of distributions declared	697,688	1,548,990
Cost of shares redeemed	(6,009,399)	(26,544,645)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(132,179)	(13,557,680)
Change in net assets	1,869,450	(18,470,721)
Net Assets:
Beginning of period	40,014,168	58,484,889
End of period	$41,883,618	$40,014,168
1	On February 2, 2018, Class B Shares were converted into Class A Shares.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Notes to Financial Statements
May 31, 2019 (unaudited)
1. ORGANIZATION
Federated World Investment Series, Inc. (the “Corporation”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Corporation consists of three portfolios. The financial statements included herein are only those of Federated Emerging Market Debt Fund (the “Fund”), a non-diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers three classes of shares: Class A Shares, Class C Shares and Institutional Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to seek a high level of current income. The Fund has a secondary objective of capital appreciation.
At the close of business, on February 2, 2018, Class B Shares were converted into the Fund's existing Class A Shares pursuant to a Plan of Conversion approved by the Fund's Board of Directors (the “Directors”). The conversion occurred on a tax-free basis. The cash value of a shareholder's investment was not changed as a result of the share class conversion. No action was required by shareholders to effect the conversion.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by the Directors.
■	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Directors.
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Directors, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
Semi-Annual Shareholder Report

If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, or if information furnished by a pricing service, in the opinion of the valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share.
Fair Valuation and Significant Events Procedures
The Directors have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Directors have appointed a Valuation Committee comprised of officers of the Fund, Federated Investment Management Company (the “Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Directors have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Directors. The Directors periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Directors.
Semi-Annual Shareholder Report

The Directors also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■	With respect to securities principally traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■	Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.
The Directors have adopted procedures whereby the Valuation Committee uses a pricing service to provide factors to update the fair value of equity securities traded principally in foreign markets from the time of the close of their respective foreign stock exchanges to the pricing time of the Fund. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Directors. The Directors have ultimate responsibility for any fair valuations made in response to a significant event.
Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
Semi-Annual Shareholder Report

Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the fund is informed of the ex-dividend date. Distributions of net investment income, if any, are declared and paid monthly. Non-cash dividends included in dividend income, if any, are recorded at fair value. Amortization/accretion of premium and discount is included in investment income. Investment income, realized and unrealized gains and losses and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that select classes will bear certain expenses unique to those classes. The detail of the total fund expense waiver, reimbursements and reduction of $191,699 is disclosed in various locations in Note 5 and Note 6.
Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.
Other Service Fees
The Fund may pay other service fees up to 0.25% of the average daily net assets of the Fund's Class A Shares and Class C Shares to unaffiliated financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for other service fees. For the six months ended May 31, 2019, other service fees for the Fund were as follows:
Other Service Fees Incurred
Class A Shares	$35,899
Class C Shares	3,942
TOTAL	$39,841
Federal Taxes
It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended May 31, 2019, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of May 31, 2019, tax years 2015 through 2018 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America, the state of Maryland and the Commonwealth of Pennsylvania.
The Fund may be subject to taxes imposed by governments of countries in which it invests. Such taxes are generally based on either income or gains earned or repatriated. The Fund accrues and applies such taxes to net investment income, net realized gains and net unrealized gains as income and/or gains are earned.
Semi-Annual Shareholder Report

When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Swap Contracts
Swap contracts involve two parties that agree to exchange the returns (or the differential in rates of return) earned or realized on particular predetermined investments, instruments, indices or other measures. The gross returns to be exchanged or “swapped” between parties are generally calculated with respect to a “notional amount” for a determined period of time. The Fund may enter into interest rate, total return, credit default, currency and other swap agreements to seek to increase yield, income and return, and to manage currency risk, duration risk, market risk and yield curve risk. Risks may arise upon entering into swap agreements from the potential inability of the counterparties to meet the terms of their contract from unanticipated changes in the value of the swap agreement. In connection with these agreements, securities or cash may be identified as collateral or margin in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default.
The Fund is subject to interest rate risk exposure in the normal course of pursuing its investment objectives. Because the Fund holds fixed rate bonds, the value of these bonds may decrease if interest rates rise. Interest rate swap agreements generally involve the agreement by the Fund to pay the counterparty a fixed or floating interest rate on a fixed notional amount and to receive a fixed or floating rate on a fixed notional amount, but may also involve the agreement to pay or receive payments derived from changes in interest rates. Periodic payments are generally made during the life of the swap agreement according to the terms and conditions of the agreement and at termination or maturity. The Fund's maximum risk of loss from counterparty credit risk is the discounted value of the net cash flows to be received from/paid to the counterparty over the contract's remaining life, to the extent the amount is positive. This risk is mitigated by having a master netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund's exposure to the counterparty.
The “buyer” in a credit default swap is obligated to pay the “seller” a periodic stream of payments over the term of the contract provided that no event of default on an underlying reference obligation has occurred. If an event of default occurs, the seller must pay the buyer the full notional value, or the “par value,” of the reference obligation in exchange for the reference obligation. In connection with these agreements, securities may be identified as collateral in accordance with the terms of the respective swap agreements to provide assets of the value and recourse in the event of default or bankruptcy/solvency. Recovery values are assumed by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is typically determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specific valuation method, are used to calculate the settlement value. The maximum amount of the payment that may occur, as a result of a credit event payable by the protection seller, is equal to the notional amount of the underlying index or security. The Fund's maximum exposure to loss of the notional value of credit default swaps
Semi-Annual Shareholder Report

outstanding at May 31, 2019, is $0. The Fund's maximum risk of loss from counterparty credit risk, either as the protection buyer or as the protection seller, is the fair value of the contract. This risk is mitigated by having a master netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund's exposure to the counterparty.
Upfront payments received or paid by the Fund will be reflected as an asset or liability on the Statement of Assets and Liabilities. Changes in the value of swap contracts are included in “Swaps, at value” on the Statement of Assets and Liabilities, and periodic payments are reported as “Net realized gain (loss) on swap contracts” in the Statement of Operations.
Certain swap contracts are subject to Master Netting Agreements (MNA) which are agreements between the Fund and its counterparties that provides for the net settlement of all transactions and collateral with the Fund, through a single payment, in the event of default or termination. Amounts presented on the Portfolio of Investments and Statement of Assets and Liabilities are not net settlement amounts but gross. The cash or securities deposited in a segregated account offsets the amount due to the broker reducing the net settlement amount to zero.
Certain swap contracts may be centrally cleared (“centrally cleared swaps”), whereby all payments made or received by the Fund pursuant to the contract are with a central clearing party (CCP) rather than the counterparty. The CCP guarantees the performance of the parties to the contract. Upon entering into centrally cleared swaps, the Fund is required to deposit with the CCP, either in cash or securities, an amount of initial margin determined by the CCP, which is subject to adjustment. For centrally cleared swaps, the daily change in valuation is recorded as a receivable or payable for variation margin and settled in cash with the CCP daily. In the case of centrally cleared swaps, counterparty risk is minimal due to protections provided by the CCP.
Swaps, at value at period end, including net unrealized appreciation/depreciation, are listed after the Fund's Portfolio of Investments.
The average notional amount of credit default swap contracts and average value of interest rate swap contracts held by the Fund throughout the period was $1,942,857 and $129,240, respectively. This is based on amounts held as of each month end throughout the six month fiscal period.
Foreign Exchange Contracts
The Fund may enter into foreign exchange contracts to seek to increase yield, income and return and to manage country and currency risks. Purchased contracts are used to acquire exposure to foreign currencies, whereas, contracts to sell are used to hedge the Fund's securities against currency fluctuations. Risks may arise upon entering into these transactions from the potential inability of counterparties to meet the terms of their commitments and from unanticipated movements in security prices or foreign exchange rates. The foreign exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until the settlement date.
Foreign exchange contracts are subject to MNA. Amounts presented on the Portfolio of Investments and Statement of Assets and Liabilities are not net settlement amounts but gross.
Foreign exchange contracts outstanding at period end, including net unrealized appreciation/depreciation or net settlement amount, are listed after the Fund's Portfolio of Investments.
Semi-Annual Shareholder Report

The average value at settlement date payable and receivable of foreign exchange contracts purchased and sold by the Fund throughout the period was $89,196 and $68,775, respectively. This is based on the amounts held as of each month end throughout the six month fiscal period.
Foreign Currency Translation
The accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the rates of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.
Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at period end, resulting from changes in the exchange rate.
Futures Contracts
The Fund purchases and sells financial futures contracts to seek to increase return and to manage duration risk, market risk and yield curve risk. Upon entering into a financial futures contract with a broker, the Fund is required to deposit in a segregated account, either U.S. government securities or a specified amount of Restricted cash, which is shown in the Statement of Assets and Liabilities. Futures contracts are valued daily and unrealized gains or losses are recorded in a “variation margin” account. Daily, the Fund receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with the changes in the value of the underlying securities. There is minimal counterparty risk to the Fund since futures contracts are exchange traded and the exchange's clearing house, as counterparty to all exchange traded futures contracts, guarantees the futures contracts against default.
Futures contracts outstanding at period end are listed after the Fund's Portfolio of Investments.
The average notional values of short futures contracts held by the Fund throughout the period was $1,802,438. This is based on amounts held as of each month end throughout the six month fiscal period.
Option Contracts
The Fund buys or sells put and call options to seek to increase return, and to manage currency risk, duration risk, market risk and sector/asset class risk. The seller (writer) of an option receives a payment or premium, from the buyer, which the writer keeps regardless of whether the buyer exercises the option. When the Fund writes a put or call option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. Premiums received from writing options which expire
Semi-Annual Shareholder Report

are treated as realized gains. The Fund, as a writer of an option, bears the market risk of an unfavorable change in the price of the underlying reference instrument. When the Fund purchases a put or call option, an amount equal to the premium paid is recorded as an increase to the cost of the investment and subsequently marked to market to reflect the current value of the option purchased. Premiums paid for purchasing options which expire are treated as realized losses. Premiums received/paid for writing/purchasing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying reference instrument to determine the realized gain or loss. The risk associated with purchasing put and call options is limited to the premium paid. Options can trade on securities or commodities exchanges. In this case, the exchange sets all the terms of the contract except for the price. Most exchanges require investors to maintain margin accounts through their brokers to cover their potential obligations to the exchange. This protects investors against potential defaults by the counterparty.
At May 31, 2019, the Fund had no outstanding purchased and written options contracts.
The average market values of purchased options and written options held by the Fund throughout the period was $2,008 and $891, respectively. This is based on amounts held as of each month end throughout the six month fiscal period.
Restricted Securities
The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Directors. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities, like other securities, are priced in accordance with procedures established by and under the general supervision of the Directors.
Additional Disclosure Related to Derivative Instruments
Fair Value of Derivative Instruments
	Asset	Liability
	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
Derivatives not accounted for as hedging instruments under ASC Topic 815
Foreign exchange contracts	Unrealized appreciation on foreign exchange contracts	$8,549	Unrealized depreciation on foreign exchange contracts	$86,449
Semi-Annual Shareholder Report

Fair Value of Derivative Instruments
	Asset	Liability
	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
Interest rate contracts		—	Payable for daily variation margin on futures contracts	48,592*
Credit contracts	Swaps, at value	12,138	Swaps, at value	3,367
Interest rate contracts		—	Swaps, at value	110,146
Total derivatives not accounted for as hedging instruments under ASC Topic 815		$20,687		$248,554
*	Includes cumulative net depreciation on futures contracts as reported in the footnotes to the Portfolio of Investments. Only the current day's variation margin is reported within the Statement of Assets and Liabilities.
The Effect of Derivative Instruments on the Statement of Operations for the Six Months Ended May 31, 2019
Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
	Foreign Exchange Contracts	Interest Rate Contracts	Credit Contracts	Total
Credit Default Swap Contracts	$—	$—	$10,467	$10,467
Interest Rate Swap Contracts	—	(76,260)	—	(76,260)
Purchased Options[1]	(11,814)	—	—	(11,814)
Foreign Exchange Contracts	(52,403)	—	—	(52,403)
Futures Contracts	—	(68,019)	—	(68,019)
Written Options	4,291	—	—	4,291
TOTAL	$(59,926)	$(144,279)	$10,467	$(193,738)
Semi-Annual Shareholder Report

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
	Foreign Exchange Contracts	Interest Rate Contracts	Credit Contracts	Total
Credit Default Swap Contracts	$—	$—	$21,603	$21,603
Interest Rate Swap Contracts	—	81,989	—	81,989
Foreign Exchange Contracts	145,178	—	—	145,178
Futures Contracts	—	(48,592)	—	(48,592)
TOTAL	$145,178	$33,397	$21,603	$200,178
1	The net realized gain (loss) on Purchased Options is found within the Net realized loss on investments and foreign currency transactions on the Statement of Operations.
As indicated above, certain derivative investments are transacted subject to MNA. These agreements permit the Fund to offset with a counterparty certain derivative payables and/or receivables with collateral held and create one single net payment in the event of default or termination of the agreement by either the Fund or the counterparty. As of May 31, 2019, the impact of netting assets and liabilities and the collateral pledged or received based on MNA are detailed below:
Gross Amounts Not Offset in the Statement of Assets and Liabilities
Transaction	Gross Asset Derivatives Presented in Statement of Assets and Liabilities	Financial Instrument	Collateral Received	Net Amount
Swap Contracts	$12,138	$(1,207)	$—	$10,931
Foreign Exchange Contracts	8,549	(8,195)	—	354
TOTAL	$20,687	$(9,402)	$—	$11,285

Transaction	Gross Liability Derivatives Presented in Statement of Assets and Liabilities	Financial Instrument	Collateral Pledged	Net Amount
Swap Contracts	$113,513	$(1,207)	$—	$112,306
Foreign Exchange Contracts	86,449	(8,195)	—	78,254
TOTAL	$199,962	$(9,402)	$—	$190,560
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated. The Fund applies investment company accounting and reporting guidance.
Semi-Annual Shareholder Report

3. CAPITAL STOCK
The following tables summarize capital stock activity:
	Six Months Ended 5/31/2019		Year Ended 11/30/2018
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	452,109	$3,673,320	633,387	$5,281,147
Shares issued to shareholders in payment of distributions declared	58,454	466,580	114,707	958,585
Conversion of Class B Shares to Class A Shares[1]	—	—	244,337	2,123,291
Shares redeemed	(420,458)	(3,435,069)	(1,451,630)	(11,957,592)
NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	90,015	$704,831	(459,199)	$(3,594,569)

	Six Months Ended 5/31/2019		Year Ended 11/30/2018
Class B Shares:	Shares	Amount	Shares	Amount
Shares sold	—	$—	—	$—
Shares issued to shareholders in payment of distributions declared	—	—	2,642	22,766
Conversion of Class B Shares to Class A Shares[1]	—	—	(245,138)	(2,123,291)
Shares redeemed	—	—	(19,267)	(167,747)
NET CHANGE RESULTING FROM CLASS B SHARE TRANSACTIONS	—	$—	(261,763)	$(2,268,272)

	Six Months Ended 5/31/2019		Year Ended 11/30/2018
Class C Shares:	Shares	Amount	Shares	Amount
Shares sold	1,578	$12,733	13,927	$117,765
Shares issued to shareholders in payment of distributions declared	5,378	42,401	14,621	122,584
Shares redeemed	(74,821)	(611,433)	(373,717)	(3,054,790)
NET CHANGE RESULTING FROM CLASS C SHARE TRANSACTIONS	(67,865)	$(556,299)	(345,169)	$(2,814,441)
Semi-Annual Shareholder Report

	Six Months Ended 5/31/2019		Year Ended 11/30/2018
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	181,584	$1,493,479	468,552	$3,915,772
Shares issued to shareholders in payment of distributions declared	23,570	188,707	52,995	445,055
Shares redeemed	(240,776)	(1,962,897)	(1,101,575)	(9,241,225)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	(35,622)	$(280,711)	(580,028)	$(4,880,398)
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	(13,472)	$(132,179)	(1,646,159)	$(13,557,680)
1	On February 2, 2018, Class B Shares were converted to Class A Shares.
4. FEDERAL TAX INFORMATION
At May 31, 2019, the cost of investments for federal tax purposes was $45,427,829. The net unrealized depreciation of investments for federal tax purposes was $4,047,443. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $844,247 and net unrealized depreciation from investments for those securities having an excess of cost over value of $4,891,690. The amounts presented are inclusive of derivative contracts.
At November 30, 2018, the Fund had a capital loss carryforward of $11,268,707 which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code, thereby reducing the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, a net capital loss incurred in taxable years beginning after December 22, 2010, retains its character as either short-term or long-term and does not expire. All of the Fund's capital loss carryforwards were incurred in taxable years beginning after December 22, 2010.
The following schedule summarizes the Fund's capital loss carryforwards:
Short-Term	Long-Term	Total
$6,997,953	$4,270,754	$11,268,707
5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.85% of the Fund's average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee and/or reimburse certain operating expenses. For the six months ended May 31, 2019, the Adviser waived $176,302 of its fee and voluntarily reimbursed $14,895 of other operating expenses.
The Adviser has agreed to reimburse the Fund for certain investment adviser fees as a result of transactions in other affiliated investment companies. For the six months ended May 31, 2019, the Adviser reimbursed $177.
Semi-Annual Shareholder Report

Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.100%	on assets up to $50 billion
0.075%	on assets over $50 billion
Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee and/or reimburse certain operating expenses of the Fund. For the six months ended May 31, 2019, the annualized fee paid to FAS was 0.101% of average daily net assets of the Fund.
In addition, FAS may charge certain out-of-pocket expenses to the Fund.
Distribution Services Fee
The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Class C Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at 0.75% of average daily net assets annually, to compensate FSC. Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee.
For the six months ended May 31, 2019, distribution services fees for the Fund were as follows:
Distribution Services Fees Incurred
Class C Shares	$11,828
When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the six months ended May 31, 2019, FSC retained $145 of fees paid by the Fund.
Other Service Fees
For the six months ended May 31, 2019, FSSC received $2,339 of the other service fees disclosed in Note 2.
Sales Charges
Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. For the six months ended May 31, 2019, FSC retained $162 in sales charges from the sale of Class A Shares. FSC also retained $372 of CDSC relating to redemptions of Class C Shares.
Semi-Annual Shareholder Report

Interfund Transactions
During the six months ended May 31, 2019, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act and amounted to $13,595,612 and $15,309,536, respectively.
Expense Limitation
The Adviser and certain of its affiliates (which may include FSC, FAS and FSSC) on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Total annual fund operating expenses (as shown in the financial highlights, excluding dividends and other expenses related to short sales, interest expense, extraordinary expenses, and proxy-related expenses paid by the Fund, if any) paid by the Fund's Class A Shares, Class C Shares and Institutional Shares (after the voluntary waivers and reimbursements) will not exceed 1.18%, 1.93% and 0.93% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) February 1, 2020; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Directors.
Directors'/Trustees' and Miscellaneous Fees
Certain Officers and Directors of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Directors'/Trustees' fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. These expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses may be included in the Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and the Statement of Operations, respectively.
6. EXPENSE REDUCTION
Through arrangements with the Fund's custodian, net credits realized as a result of uninvested cash balances were used to reduce custody expenses. For the six months ended May 31, 2019, the Fund's expenses were reduced by $325 under these arrangements.
7. Investment TRANSACTIONS
Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the six months ended May 31, 2019, were as follows:
Purchases	$20,049,890
Sales	$19,331,311
8. CONCENTRATION OF RISK
Compared to diversified mutual funds, the Fund may invest a higher percentage of its assets among fewer issuers of portfolio securities. This increases the Fund's risk by magnifying the impact (positively or negatively) that any one issuer has on the Fund's share price and performance.
The Fund invests in securities of non-U.S. issuers. Political or economic developments may have an effect on the liquidity and volatility of portfolio securities and currency holdings.
Semi-Annual Shareholder Report

9. LINE OF CREDIT
The Fund participates with certain other Federated Funds, on a several basis, in an up to $500,000,000 unsecured, 364-day, committed, revolving line of credit (LOC) agreement. The LOC was made available to finance temporarily the repurchase or redemption of shares of the Fund, failed trades, payment of dividends, settlement of trades and for other short-term, temporary or emergency general business purposes. The Fund cannot borrow under the LOC if an inter-fund loan is outstanding. The Fund's ability to borrow under the LOC also is subject to the limitations of the Act and various conditions precedent that must be satisfied before the Fund can borrow. Loans under the LOC are charged interest at a fluctuating rate per annum equal to the highest, on any day, of (a) (i) the federal funds effective rate, (ii) the one month London Interbank Offered Rate (LIBOR), and (iii) 0.0%, plus (b) a margin. The LOC also requires the Fund to pay, quarterly in arrears and at maturity, its pro rata share of a commitment fee based on the amount of the lenders' commitment that has not been utilized. As of May 31, 2019, the Fund had no outstanding loans. During the six months ended May 31, 2019, the Fund did not utilize the LOC.
10. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of May 31, 2019, there were no outstanding loans. During the six months ended May 31, 2019, the program was not utilized.
11. Subsequent Event
Effective July 26, 2019, the Directors have approved the addition of Federated Investors (UK) LLP as sub-adviser to the Fund. Federated Investment Management Company will continue to serve as the Adviser to the Fund. The sub-adviser is paid by the Adviser and not by the Fund, based on the portion of securities the sub-adviser manages.
Semi-Annual Shareholder Report

Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase or redemption payments; and (2) ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or other service fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from December 1, 2018 to May 31, 2019.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Semi-Annual Shareholder Report

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase or redemption payments. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
	Beginning Account Value 12/1/2018	Ending Account Value 5/31/2019	Expenses Paid During Period[1]
Actual:
Class A Shares	$1,000	$1,070.80	$6.09
Class C Shares	$1,000	$1,067.20	$9.95
Institutional Shares	$1,000	$1,072.00	$4.80
Hypothetical (assuming a 5% return before expenses):
Class A Shares	$1,000	$1,019.05	$5.94
Class C Shares	$1,000	$1,015.31	$9.70
Institutional Shares	$1,000	$1,020.29	$4.68
1	Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half-year period). The annualized net expense ratios are as follows:

Class A Shares	1.18%
Class C Shares	1.93%
Institutional Shares	0.93%
Semi-Annual Shareholder Report

Evaluation and Approval of Advisory Contract–May 2019
Federated Emerging Market Debt Fund (the “Fund”)
At its meetings in May 2019, the Fund's Board of Directors (the “Board”), including a majority of those Directors who are not “interested persons” of the Fund, as defined in the Investment Company Act of 1940 (the “Independent Directors”), reviewed and unanimously approved the continuation of the Fund's investment advisory contract for an additional one-year term. The Board's decision regarding the contract reflects the exercise of its business judgment after considering all of the information received on whether to continue the existing arrangements.
At the request of the Independent Directors, the Fund's Chief Compliance Officer (the CCO) furnished to the Board in advance of its May 2019 meetings an independent written evaluation presenting on the topics discussed below. The Board considered the CCO's independent written evaluation (the “CCO Fee Evaluation Report”), along with other information, in evaluating the reasonableness of the Fund's management fee and in deciding to approve the continuation of the investment advisory contract. The CCO, in preparing the CCO Fee Evaluation Report, has the authority to retain consultants, experts or staff as reasonably necessary to assist in the performance of his duties, reports directly to the Board, and can be terminated only with the approval of a majority of the Independent Directors. At the request of the Independent Directors, the CCO Fee Evaluation Report followed the same general approach and covered the same topics as that of the report that had previously been delivered by the CCO in his capacity as “Senior Officer,” prior to the elimination of the Senior Officer position in December 2017.
The Board also considered judicial decisions concerning allegedly excessive investment advisory fees in making its decision. Using these judicial decisions as a guide, the Board observed that the following factors may be relevant to an adviser's fiduciary duty with respect to its receipt of compensation from a fund: (1) the nature and quality of the services provided by an adviser to a fund and its shareholders (including the performance of the fund, its benchmark, and comparable funds); (2) an adviser's cost of providing the services (including the profitability to an adviser of providing advisory services to a fund); (3) the extent to which an adviser may realize “economies of scale” as a fund grows larger and, if such economies of scale exist, whether they have been shared with a fund and its shareholders or the family of funds; (4) any “fall-out” financial benefits that accrue to an adviser because of its relationship with a fund (including research services received from brokers that execute fund trades and any fees paid to affiliates of an adviser for services rendered to a fund); (5) comparative fee and expense structures (including a comparison of fees paid to an adviser with those paid by similar funds both internally and externally as well as management fees charged to institutional and other advisory clients of the
Semi-Annual Shareholder Report

adviser for what might be viewed as like services); and (6) the extent of care, conscientiousness and independence with which the fund's board members perform their duties and their expertise (including whether they are fully informed about all facts the board deems relevant to its consideration of an adviser's services and fees). The Board noted that the Securities and Exchange Commission (SEC) disclosure requirements regarding the basis for the Board's approval of the Fund's investment advisory contract generally align with the factors listed above. The Board was aware of these factors and was guided by them in its review of the Fund's investment advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.
The Board considered and weighed these factors in light of its substantial accumulated experience in governing the Fund and working with Federated Investment Management Company (the “Adviser”) and its affiliates (collectively, “Federated”) on matters relating to the funds advised by Federated (each, a “Federated Fund”). The Independent Directors were assisted in their deliberations by independent legal counsel.
In addition to the extensive materials that comprise and accompany the CCO Fee Evaluation Report, the Board received detailed information about the Fund and the Federated organization throughout the year, and in connection with its May meetings at which the Board's formal approval of the advisory and subadvisory contracts occurred. In this regard, Federated provided much of this information at each regular meeting of the Board, and furnished additional information specifically in connection with the May meetings. In the months preceding the May meetings, the Board requested and reviewed written materials prepared by Federated in response to requests on behalf of the Independent Directors encompassing a wide variety of topics. At the May meetings, in addition to meeting in separate sessions of the Independent Directors without management present, senior management of the Adviser also met with the Independent Directors and their counsel to discuss the materials presented and such additional matters as the Independent Directors deemed reasonably necessary to evaluate the advisory and subadvisory contracts. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose.
The Board's consideration of the investment advisory contract included review of the CCO Fee Evaluation Report, accompanying data and additional information covering the following matters, among others: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short-term and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in terms relative to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate) and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses, including the advisory fee and the overall expense structure of the Fund (both in absolute terms and relative to similar and/or competing funds), with due
Semi-Annual Shareholder Report

regard for contractual or voluntary expense limitations; the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders; the entrepreneurial and other risks assumed by the Adviser in sponsoring the Fund; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated Funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are generally available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated Funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated Funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.
While mindful that courts have cautioned against giving too much weight to comparative information concerning fees charged by other advisers for managing funds with comparable investment programs, the Board has found the use of such comparisons to be relevant to its deliberations. In this regard, the Board was presented with, and considered, information regarding the contractual advisory fee rates, net advisory fee rates, total expense ratios and each element of the Fund's total expense ratio (i.e., gross and net advisory fees, custody fees, portfolio accounting fees and transfer agency fees) relative to an appropriate group of peer funds compiled by Federated using data supplied by independent fund ranking organizations (the “Peer Group”). The Board received a description of the composition and methodology used to select the Peer Group. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, in that they are readily available to Fund shareholders as alternative investment vehicles. Also, they are the type of investment vehicle, in fact, chosen and maintained by the Fund's investors. The range of their fees and expenses, therefore, appears to be a relevant indicator of what consumers have found to be reasonable in the marketplace in which the Fund competes.
Semi-Annual Shareholder Report

The Board reviewed the contractual advisory fee rate, net advisory fee rate and other expenses of the Fund and noted the position of the Fund's fee rates relative to its Peer Group. In this regard, the Board noted that the contractual advisory fee rate was above the median of the relevant Peer Group, but the Board noted the applicable waivers and reimbursements, and that the overall expense structure of the Fund remained competitive in the context of other factors considered by the Board.
For comparison, the CCO reviewed the fees charged by Federated for providing advisory services to products other than the Federated Funds (e.g., institutional separate accounts and third-party unaffiliated mutual funds for which Federated serves as sub-adviser) (referenced to as “Comparable Funds/Accounts”). With respect to Comparable Funds/Accounts other than third-party mutual funds, the CCO concluded that they are inherently different products. Those differences include, but are not limited to, different types of targeted investors; different applicable laws and regulations; different legal structures; different average account sizes and portfolio management techniques made necessary by different cash flows and different associated costs; and the time spent by portfolio managers and their teams, as well as personnel in the Funds Financial Services, Legal, Compliance and Risk Management departments, in reviewing securities pricing, addressing different administrative responsibilities, addressing different degrees of risk associated with management and a variety of different costs. The CCO also reviewed the differences in the nature of the services required for Federated to manage its proprietary mutual fund business versus managing a discrete pool of assets as a sub-adviser to another institution's mutual fund, and that Federated generally performs significant additional services and assumes substantially greater risks in managing the Fund and other Federated Funds than in its role as sub-adviser to an unaffiliated third-party mutual fund. The CCO did not consider the fees for providing advisory services to Comparable Funds/Accounts to be determinative in judging the appropriateness of the Federated Funds' advisory fees.
The CCO noted that the services, administrative responsibilities and risks associated with such relationships are quite different than serving as a primary adviser to a fund.
Following such evaluation, and full deliberations, the Board concluded that the fees and expenses of the Fund are reasonable and supported renewal of the Fund's investment advisory contract.
The Board considered the nature, extent and quality of the services provided to the Fund by the Adviser and the resources of the Adviser and its affiliates dedicated to the Fund. In this regard, the Board evaluated, among other things, the Adviser's personnel, experience, track record, financial resources, overall reputation and willingness to invest in personnel and infrastructure that benefit the Fund. In addition, the Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of the Fund and the Adviser's ability and experience in
Semi-Annual Shareholder Report

attracting and retaining qualified personnel to service the Fund. The Board noted the investment research and company engagement capabilities of the Adviser and its affiliates. The Board also noted the compliance program of the Adviser and the compliance-related resources provided to the Fund by the Adviser, including the Adviser's commitment to respond to rulemaking initiatives of the SEC. The Fund's ability to deliver competitive performance when compared to its Peer Group was also deemed to be relevant by the Board as a useful indicator of how the Adviser is executing the Fund's investment program. The Adviser's ability to execute this program was one of the Board's considerations in reaching a conclusion that the nature, extent and quality of the Adviser's investment management services warrant the continuation of the investment advisory contract.
In evaluating the Fund's investment performance, the Board considered performance results in light of the Fund's investment objective, strategies and risks, as disclosed in the Fund's prospectus. The Board considered detailed investment reports on the Fund's performance that were provided to the Board throughout the year and in connection with the May meetings. The CCO also reviewed information regarding the performance of other mutual funds in the Peer Group, noting the CCO's view that comparisons to fund peer groups may be helpful, though not conclusive, in evaluating the performance of the Adviser in managing the Fund. The Board considered, in evaluating such comparisons, that in some cases there may be differences in the funds' objectives or investment management techniques, or the costs to implement the funds, even within the same Peer Group.
For the periods covered by the CCO Fee Evaluation Report, the Fund's performance for the one-year period was above the median of the relevant Peer Group, and the Fund's performance fell below the median of the relevant Peer Group for the three-year and five-year periods. The Board discussed the Fund's performance with the Adviser, including the reasons for the Fund's performance, and recognized the efforts being taken by the Adviser in the context of other factors considered relevant by the Board.
Following such evaluation, and full deliberations, the Board concluded that the performance of the Fund supported renewal of the Fund's investment advisory contract.
The Board also received financial information about Federated, including information regarding the compensation and ancillary (or “fall-out”) benefits Federated derived from its relationships with the Federated Funds. This information covered not only the fees under the investment advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated Funds under separate contracts (e.g., for serving as the Federated funds' administrator and distributor). In this regard, the Board considered that certain Federated subsidiaries provide distribution and shareholder services to the Federated Funds, for which they may be compensated through distribution and servicing fees paid pursuant to Rule 12b-1 plans or otherwise. The
Semi-Annual Shareholder Report

information also detailed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated Fund trades. In addition, the Board considered the fact that, in order for a Federated Fund to be competitive in the marketplace, the Adviser and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to Federated Fund investors and/or indicated to the Board their intention to do so in the future. Moreover, the Board receives regular reporting as to the institution, adjustment or elimination of these voluntary waivers. The Board considered Federated's previous reductions in contractual management fees to certain Federated Funds in response to the CCO's recommendations in the prior year's CCO Fee Evaluation Report.
Federated furnished information, requested by the CCO, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the CCO. The CCO noted that, while these cost allocation reports apply consistent allocation processes, the inherent difficulties in allocating costs continues to cause the CCO to question the precision of the process and to conclude that such reports may be unreliable, since a single change in an allocation estimate may dramatically alter the resulting estimate of cost and/or profitability of a Federated Fund and may produce unintended consequences. The allocation information, including the CCO's view that fund-by-fund estimations may be unreliable, was considered in the evaluation by the Board.
The Board and the CCO also reviewed information compiled by Federated comparing its profitability information to other publicly held fund management companies, including information regarding profitability trends over time. In this regard, the CCO concluded that Federated's profit margins did not appear to be excessive. The CCO also noted that Federated appeared financially sound, with the resources necessary to fulfill its obligations under its contracts with the Fund.
The CCO Fee Evaluation Report also discussed the notion of possible realization of “economies of scale” as a fund grows larger, the difficulties of calculating economies of scale at an individual fund level, and the extent to which potential scale benefits are shared with shareholders. In this regard, the Board considered that Federated has made significant and long-term investments in areas that support all of the Federated Funds, such as personnel and processes for the portfolio management, shareholder services, compliance, internal audit and risk management functions, as well as systems technology (including technology relating to cybersecurity) and that the benefits of these investments (as well as any economies of scale, should they exist) were likely to be shared with the Federated Fund family as a whole. The Board noted that Federated's investments in these areas are extensive. In addition, the Board considered that the Adviser and its affiliates have frequently waived fees and/or reimbursed expenses and that this has allowed potential economies of scale to be shared with shareholders. The Board also considered that such waivers and
Semi-Annual Shareholder Report

reimbursements can provide protection from an increase in expenses if a Federated Fund's assets decline. Federated, as it does throughout the year, and specifically in connection with the Board's review of the advisory and subadvisory contracts, furnished information relative to revenue sharing or adviser-paid fees. Federated and the CCO noted that this information should be viewed to determine if there was an incentive to either not apply breakpoints, or to apply breakpoints at higher levels, and should not be viewed to determine the appropriateness of advisory fees. The Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the CCO Fee Evaluation Report) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as a fund attains a certain size.
The CCO stated that his observations and the information accompanying the CCO Fee Evaluation Report supported a finding by the Board that the management fee for the Fund was reasonable. Under these circumstances, no changes were recommended to, and no objection was raised to the continuation of, the Fund's investment advisory contract. The CCO also recognized that the Board's evaluation of the Federated Funds' advisory and subadvisory arrangements is a continuing and on-going process that is informed by the information that the Board requests and receives from management throughout the course of the year and, in this regard, the CCO noted certain items for future reporting to the Board or further consideration by management as the Board continues its on-going oversight of the Federated Funds.
In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an investment advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the investment advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund. The Board concluded that, in light of the factors summarized above, including the nature, quality and scope of the services provided to the Fund by the Adviser and its affiliates, continuation of the investment advisory contract was appropriate.
Semi-Annual Shareholder Report

The Board based its decision to approve the investment advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the continuation of the contract reflects its view that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangement.
Semi-Annual Shareholder Report

Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available via the Proxy Voting Record (Form N-PX) link associated with the Fund and share class name at www.FederatedInvestors.com/FundInformation. Form N-PX filings are also available at the SEC's website at www.sec.gov.
Quarterly Portfolio Schedule
Each fiscal quarter, the Fund will file with the SEC a complete schedule of its monthly portfolio holdings on “Form N-PORT.” The Fund's holdings as of the end of the third month of every fiscal quarter, as reported on Form N-PORT, will be publicly available on the SEC's website at www.sec.gov within 60 days of the end of the fiscal quarter upon filing. You may also access this information via the link to the Fund and share class name at www.FederatedInvestors.com.
Semi-Annual Shareholder Report

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.
IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY
In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund's “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.
Semi-Annual Shareholder Report

Federated Emerging Market Debt Fund
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 31428U771
CUSIP 31428U755
CUSIP 31428U615
G01949-02 (7/19)
Federated is a registered trademark of Federated Investors, Inc.
2019 ©Federated Investors, Inc.

Semi-Annual Shareholder Report
May 31, 2019
Share Class | Ticker	A | FGFAX	B | FGFBX	C | FGFCX
	R | FGFRX	Institutional | FGFLX	R6 | FGRSX

Federated International Leaders Fund
Fund Established 1998

A Portfolio of Federated World Investment Series, Inc.
IMPORTANT NOTICE REGARDING REPORT DELIVERY
Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund's shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.
If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund or your financial intermediary electronically by contacting your financial intermediary (such as a broker-dealer or bank); other shareholders may call the Fund at 1-800-341-7400, Option 4.
You may elect to receive all future reports in paper free of charge. You can inform the Fund or your financial intermediary that you wish to continue receiving paper copies of your shareholder reports by contacting your financial intermediary (such as a broker-dealer or bank); other shareholders may call the Fund at 1-800-341-7400, Option 4. Your election to receive reports in paper will apply to all funds held with the Fund complex or your financial intermediary.

Not FDIC Insured ■ May Lose Value ■ No Bank Guarantee

J. Christopher
Donahue
President
Federated International Leaders Fund
Letter from the President
Dear Valued Shareholder,
I am pleased to present the Semi-Annual Shareholder Report for your fund covering the period from December 1, 2018 through May 31, 2019. This report includes a complete listing of your fund's holdings, performance information and financial statements along with other important fund information.
In addition, our website, FederatedInvestors.com, offers easy access to Federated resources that include timely fund updates, economic and market insights from our investment strategists, and financial planning tools.
Thank you for investing with Federated. I hope you find this information useful and look forward to keeping you informed.
Sincerely,
J. Christopher Donahue, President

Portfolio of Investments Summary Tables (unaudited)
At May 31, 2019, the Fund's portfolio composition1 was as follows:
Country	Percentage of Total Net Assets
United Kingdom	16.1%
Germany	14.7%
France	14.0%
Japan	12.4%
Switzerland	7.9%
Netherlands	7.9%
Italy	2.6%
Ireland	2.4%
Hong Kong	2.1%
Singapore	2.0%
South Korea	1.8%
Spain	1.2%
South Africa	1.1%
China	1.0%
Taiwan	0.9%
United States	0.7%
Securities Lending Collateral[2]	2.4%
Cash Equivalents[3]	9.9%
Derivative Contracts[4]	(0.4)%
Other Assets and Liabilities—Net[5]	(0.7)%
TOTAL	100.0%
1	Country allocations are based primarily on the country in which a company is incorporated. However, the Fund's Adviser may allocate a company to a country based on other factors such as location of the company's principal office, the location of the principal trading market for the company's securities or the country where a majority of the company's revenues are derived.
2	Represents cash collateral received for portfolio securities on loan that may be invested in affiliated money market funds, other money market instruments and/or repurchase agreements.
3	Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements other than those representing cash collateral for securities lending.
4	Based upon net unrealized appreciation (depreciation) or value of the derivative contracts as applicable. Derivative contracts may consist of futures, forwards, options and swaps. The impact of a derivative contract on the Fund's performance may be larger than its unrealized appreciation (depreciation) or value may indicate. In many cases, the notional value or amount of a derivative contract may provide a better indication of the contract's significance to the portfolio. More complete information regarding the Fund's direct investments in derivative contracts, including unrealized appreciation (depreciation), value, and notional values or amounts of such contracts, can be found in the table at the end of the Portfolio of Investments included in this Report.
5	Assets, other than investments in securities and derivative contracts, less liabilities. See Statement of Assets and Liabilities.
Semi-Annual Shareholder Report
1

At May 31, 2019, the Fund's sector classification composition6 was as follows:
Sector Classification	Percentage of Total Net Assets
Financials	15.3%
Consumer Discretionary	13.1%
Health Care	12.1%
Industrials	12.1%
Consumer Staples	11.3%
Information Technology	8.9%
Materials	7.3%
Energy	6.5%
Communication Services	1.7%
Real Estate	0.5%
Securities Lending Collateral[2]	2.4%
Cash Equivalents[3]	9.9%
Derivative Contracts[4]	(0.4)%
Other Assets and Liabilities—Net[5]	(0.7)%
TOTAL	100.0%
6	Except for Cash Equivalents, Derivative Contracts, Securities Lending Collateral and Other Assets and Liabilities, sector classifications are based upon, and individual securities assigned to, the classifications of the Global Industry Classification Standard (GICS) except that the Adviser assigns a classification to securities not classified by the GICS and to securities for which the Adviser does not have access to the classification made by the GICS.
Semi-Annual Shareholder Report
2

Portfolio of Investments
May 31, 2019 (unaudited)
Shares			Value in U.S. Dollars
		COMMON STOCKS—88.8%
		China—1.0%
79,500	[1]	Alibaba Group Holding Ltd., ADR	$11,866,170
		France—14.0%
935,710	[2]	Accor SA	34,473,498
282,937	[2]	BNP Paribas SA	12,895,806
93,000		Essilor International SA	10,667,012
22,705		Kering	11,794,064
46,900		LVMH Moet Hennessy Louis Vuitton SA	17,769,933
1,306,207	[2]	Orange SA	20,416,373
105,301		Pernod Ricard SA	18,523,628
79,200	[2]	Safran SA	10,394,154
670,000		STMicroelectronics N.V.	10,196,705
315,100		Total S.A.	16,299,385
		TOTAL	163,430,558
		Germany—14.7%
146,100		Allianz SE	32,451,070
256,421		Daimler AG	13,303,673
635,250		Deutsche Post AG	18,716,112
191,617		HeidelbergCement AG	14,251,902
686,000		Infineon Technologies AG	12,374,267
271,797		Rheinmetall AG	28,925,375
316,094		SAP SE	39,060,839
117,700		Siemens AG	13,334,258
		TOTAL	172,417,496
		Hong Kong—2.1%
971,800		AIA Group Ltd.	9,104,197
1,999,240		Dah Sing Financial Holdings Ltd.	9,331,585
404,061		Sun Hung Kai Properties Ltd.	6,387,001
		TOTAL	24,822,783
		Ireland—2.4%
1,784,050		AIB Group PLC	7,283,176
664,705		CRH PLC	20,795,103
		TOTAL	28,078,279
		Italy—2.6%
95,550		DiaSorin	9,764,728
Semi-Annual Shareholder Report
3

Shares			Value in U.S. Dollars
		COMMON STOCKS—continued
		Italy—continued
1,379,258		Eni SpA	$20,807,539
		TOTAL	30,572,267
		Japan—12.4%
344,100		Chugai Pharmaceutical Co. Ltd.	22,930,986
209,200		Daifuku Co.	10,405,001
568,500		Komatsu Ltd.	12,496,868
91,100		Nidec Corp.	11,294,871
80,600		Shimano, Inc.	12,342,989
131,700		Shin-Etsu Chemical Co. Ltd.	10,910,426
26,800		SMC Corp.	8,745,372
465,700		Sony Corp.	22,399,790
676,100		Terumo Corp.	19,112,343
179,400		Tokio Marine Holdings, Inc.	8,886,193
115,200		Yamaha Corp.	5,182,049
		TOTAL	144,706,888
		Netherlands—7.9%
443,346		ABN AMRO Group NV, GDR	9,356,810
163,700		Akzo Nobel NV	13,789,188
63,900		ASML Holding N.V.	12,041,004
448,506		Koninklijke Philips NV	17,671,945
1,256,268		Royal Dutch Shell PLC	38,961,165
		TOTAL	91,820,112
		Singapore—2.0%
1,322,639		DBS Group Holdings Ltd.	23,366,386
		South Africa—1.1%
58,725		Naspers Ltd., Class N	13,163,664
		South Korea—1.8%
584,900		Samsung Electronics Co. Ltd.	20,762,452
		Spain—1.2%
3,197,654		Banco Santander, S.A.	14,085,472
		Switzerland—7.9%
1,256,571	[1]	Credit Suisse Group AG	14,237,755
279,435	[1]	Julius Baer Gruppe AG	11,040,048
91,325	[1]	Lonza Group AG	28,051,353
396,455		Nestle S.A.	39,374,897
		TOTAL	92,704,053
Semi-Annual Shareholder Report
4

Shares			Value in U.S. Dollars
		COMMON STOCKS—continued
		Taiwan—0.9%
259,400		Taiwan Semiconductor Manufacturing Co. Ltd, ADR	$9,947,990
		United Kingdom—16.1%
628,813		Anglo American PLC	15,089,706
486,617		AstraZeneca PLC	35,908,714
973,194		Diageo PLC	40,909,769
242,800		Ferguson PLC	15,682,989
53,900		Linde PLC	9,771,041
5,328,000		Melrose Industries PLC	11,014,387
1,304,474		Prudential PLC	25,993,709
558,450		Unilever N.V., GDR	33,656,079
		TOTAL	188,026,394
		United States—0.7%
117,500	[1]	Livanova PLC	8,448,250
		TOTAL COMMON STOCKS (IDENTIFIED COST $1,008,852,448)	1,038,219,214
		INVESTMENT COMPANIES—12.3%
13,860,248		Federated Government Obligations Fund, Premier Shares, 2.290%[3]	13,860,248
129,816,139		Federated Institutional Prime Value Obligations Fund, Institutional Shares, 2.460%[3]	129,839,312
		TOTAL INVESTMENT COMPANIES (IDENTIFIED COST $143,707,611)	143,699,560
		TOTAL INVESTMENT IN SECURITIES—101.1% (IDENTIFIED COST $1,152,560,059)[4]	1,181,918,774
		OTHER ASSETS AND LIABILITIES-NET—(1.1)%[5]	(12,792,888)
		TOTAL NET ASSETS—100%	$1,169,125,886
At May 31, 2019, the Fund had the following outstanding futures contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Value and Unrealized (Depreciation)
[1]The Tokyo Price Index, Long Futures	496	$68,931,482	June 2019	$(4,747,425)
Net Unrealized (Depreciation) on Futures Contracts is included in “Other Assets and Liabilities – Net.”
Semi-Annual Shareholder Report
5

Affiliated fund holdings are investment companies which are managed by the Adviser or an affiliate of the Adviser. Transactions with affiliated fund holdings during the period ended May 31, 2019, were as follows:
	Federated Government Obligations Fund, Premier Shares*	Federated Institutional Prime Value Obligations Fund, Institutional Shares*	Total
Balance of Shares Held 11/30/2018	8,668,486	160,424,010	169,092,496
Purchases/Additions	241,532,795	475,767,268	717,300,063
Sales/Reductions	(236,341,033)	(506,375,139)	(742,716,172)
Balance of Shares Held 5/31/2019	13,860,248	129,816,139	143,676,387
Value	$ 13,860,248	$ 129,839,312	$ 143,699,560
Change in Unrealized Appreciation/Depreciation	NA	$30,029	$30,029
Net Realized Gain/(Loss)	NA	$(5,212)	$(5,212)
Dividend Income	$72,302	$1,629,666	$1,701,968
*	All or a portion of the balance/activity for the fund relates to cash collateral received on securities lending transactions
1	Non-income-producing security.
2	All or a portion of this security is temporarily on loan to unaffiliated broker/dealers.
3	7-day net yield.
4	Also represents cost for federal tax purposes.
5	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of total net assets at May 31, 2019.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
Semi-Annual Shareholder Report
6

The following is a summary of the inputs used, as of May 31, 2019, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Equity Securities:
Common Stocks
International	$30,262,410	$1,007,956,804	$—	$1,038,219,214
Investment Company	143,699,560	—	—	143,699,560
TOTAL SECURITIES	$173,961,970	$1,007,956,804	$—	$1,181,918,774
Other Financial Instruments:[1]
Assets	$—	$—	$—	$—
Liabilities	(4,747,425)	—	—	(4,747,425)
OTHER FINANCIAL INSTRUMENTS	$(4,747,425)	$—	$—	$(4,747,425)
1	Other financial instruments are futures contracts.
The following acronyms are used throughout this portfolio:
ADR	—American Depositary Receipt
GDR	—Global Depositary Receipt
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
7

Financial Highlights–Class A Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 5/31/2019	Year Ended November 30,
		2018	2017	2016	2015	2014
Net Asset Value, Beginning of Period	$31.80	$36.99	$28.93	$32.30	$33.41	$33.49
Income From Investment Operations:
Net investment income[1]	0.39	0.68	0.49	0.52	0.37	0.38
Net realized and unrealized gain (loss)	(0.03)	(5.73)	8.19	(3.45)	(1.22)	(0.12)
TOTAL FROM INVESTMENT OPERATIONS	0.36	(5.05)	8.68	(2.93)	(0.85)	0.26
Less Distributions:
Distributions from net investment income	(0.81)	(0.14)	(0.62)	(0.44)	(0.26)	(0.34)
Net Asset Value, End of Period	$31.35	$31.80	$36.99	$28.93	$32.30	$33.41
Total Return[2]	1.37%	(13.70)%	30.58%	(9.17)%	(2.54) %	0.77%
Ratios to Average Net Assets:
Net expenses	1.23%[3]	1.22%[4]	1.22%[4]	1.21%[4]	1.21%	1.22%
Net investment income	2.50%[3]	1.85%	1.49%	1.61%	1.10%	1.14%
Expense waiver/reimbursement[5]	0.17%[3]	0.17%	0.20%	0.20%	0.19%	0.21%
Supplemental Data:
Net assets, end of period (000 omitted)	$290,139	$331,131	$451,829	$482,621	$785,538	$638,630
Portfolio turnover	30%	37%	10%	34%[6]	2%	4%
1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods less than one year are not annualized.
3	Computed on an annualized basis.
4	The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratios are 1.22%, 1.22% and 1.21% for the years ended November 30, 2018, 2017 and 2016, respectively after taking into account this expense reduction.
5	This expense decrease is reflected in both the net expense and net investment income ratios shown above.
6	The portfolio turnover rate was higher from the prior year as a result of significant fund outflows, and fundamental imbalances in the equity markets from a “bottom up” basis which arose from extreme market volatility that was caused by macroeconomic and political events.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
8

Financial Highlights–Class B Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 5/31/2019	Year Ended November 30,
		2018	2017	2016	2015	2014
Net Asset Value, Beginning of Period	$29.47	$34.41	$26.94	$30.11	$31.18	$31.30
Income From Investment Operations:
Net investment income[1]	0.23	0.37	0.26	0.25	0.12	0.11
Net realized and unrealized gain (loss)	0.03	(5.31)	7.62	(3.20)	(1.15)	(0.09)
TOTAL FROM INVESTMENT OPERATIONS	0.26	(4.94)	7.88	(2.95)	(1.03)	0.02
Less Distributions:
Distributions from net investment income	(0.42)	—	(0.41)	(0.22)	(0.04)	(0.14)
Net Asset Value, End of Period	$29.31	$29.47	$34.41	$26.94	$30.11	$31.18
Total Return[2]	1.00%	(14.36)%	29.62%	(9.85)%	(3.30)%	0.05%
Ratios to Average Net Assets:
Net expenses	2.04%[3]	1.97%[4]	1.97%[4]	1.96%[4]	1.96%	1.97%
Net investment income	1.56%[3]	1.09%	0.84%	0.88%	0.39%	0.36%
Expense waiver/reimbursement[5]	0.15%[3]	0.20%	0.24%	0.26%	0.23%	0.24%
Supplemental Data:
Net assets, end of period (000 omitted)	$12,529	$15,867	$23,588	$19,745	$27,748	$25,457
Portfolio turnover	30%	37%	10%	34%[6]	2%	4%
1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods less than one year are not annualized.
3	Computed on an annualized basis.
4	The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratios are 1.97%, 1.97% and 1.96% for the years ended November 30, 2018, 2017 and 2016, respectively after taking into account this expense reduction.
5	This expense decrease is reflected in both the net expense and net investment income (loss) ratios shown above.
6	The portfolio turnover rate was higher from the prior year as a result of significant fund outflows, and fundamental imbalances in the equity markets from a “bottom up” basis which arose from extreme market volatility that was caused by macroeconomic and political events.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
9

Financial Highlights–Class C Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 5/31/2019	Year Ended November 30,
		2018	2017	2016	2015	2014
Net Asset Value, Beginning of Period	$29.38	$34.30	$26.82	$30.02	$31.12	$31.28
Income From Investment Operations:
Net investment income[1]	0.24	0.39	0.24	0.26	0.07	0.11
Net realized and unrealized gain (loss)	0.00[2]	(5.31)	7.61	(3.20)	(1.09)	(0.09)
TOTAL FROM INVESTMENT OPERATIONS	0.24	(4.92)	7.85	(2.94)	(1.02)	0.02
Less Distributions:
Distributions from net investment income	(0.41)	—	(0.37)	(0.26)	(0.08)	(0.18)
Net Asset Value, End of Period	$29.21	$29.38	$34.30	$26.82	$30.02	$31.12
Total Return[3]	0.96%	(14.34)%	29.63%	(9.85)%	(3.29)%	0.06%
Ratios to Average Net Assets:
Net expenses	2.03%[4]	1.97%[5]	1.97%[5]	1.96%[5]	1.96%	1.97%
Net investment income	1.63%[4]	1.15%	0.79%	0.90%	0.22%	0.34%
Expense waiver/reimbursement[6]	0.14%[4]	0.18%	0.23%	0.24%	0.24%	0.26%
Supplemental Data:
Net assets, end of period (000 omitted)	$66,088	$81,098	$121,775	$100,153	$147,373	$100,558
Portfolio turnover	30%	37%	10%	34%[7]	2%	4%
1	Per share numbers have been calculated using the average shares method.
2	Represents less than $0.01.
3	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods less than one year are not annualized.
4	Computed on an annualized basis.
5	The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratios are 1.97%, 1.97% and 1.96% for the years ended November 30, 2018, 2017 and 2016, respectively after taking into account this expense reduction.
6	This expense decrease is reflected in both the net expense and net investment income ratios shown above.
7	The portfolio turnover rate was higher from the prior year as a result of significant fund outflows, and fundamental imbalances in the equity markets from a “bottom up” basis which arose from extreme market volatility that was caused by macroeconomic and political events.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
10

Financial Highlights–Class R Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 5/31/2019	Year Ended November 30,
		2018	2017	2016	2015	2014
Net Asset Value, Beginning of Period	$31.57	$36.73	$28.75	$32.11	$33.32	$33.47
Income From Investment Operations:
Net investment income (loss)[1]	0.37	0.57	0.48	0.41	0.33	(0.10)
Net realized and unrealized gain (loss)	(0.03)	(5.66)	8.09	(3.38)	(1.23)	0.31
TOTAL FROM INVESTMENT OPERATIONS	0.34	(5.09)	8.57	(2.97)	(0.90)	0.21
Less Distributions:
Distributions from net investment income	(0.72)	(0.07)	(0.59)	(0.39)	(0.31)	(0.36)
Net Asset Value, End of Period	$31.19	$31.57	$36.73	$28.75	$32.11	$33.32
Total Return[2]	1.31%	(13.88)%	30.35%	(9.35)%	(2.72)%	0.64%
Ratios to Average Net Assets:
Net expenses	1.40%[3]	1.41%[4]	1.40%[4]	1.40%[4]	1.39%	1.42%
Net investment income (loss)	2.39%[3]	1.57%	1.45%	1.45%	0.98%	(0.31)%
Expense waiver/reimbursement[5]	0.37%[3]	0.44%	0.40%	0.40%	0.40%	0.45%
Supplemental Data:
Net assets, end of period (000 omitted)	$36,695	$39,010	$58,351	$52,007	$54,555	$48,227
Portfolio turnover	30%	37%	10%	34%[6]	2%	4%
1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value. Total returns for periods less than one year are not annualized.
3	Computed on an annualized basis.
4	The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratios are 1.41%, 1.40% and 1.40% for the years ended November 30, 2018, 2017 and 2016, respectively after taking into account this expense reduction.
5	This expense decrease is reflected in both the net expense and net investment income (loss) ratios shown above.
6	The portfolio turnover rate was higher from the prior year as a result of significant fund outflows, and fundamental imbalances in the equity markets from a “bottom up” basis which arose from extreme market volatility that was caused by macroeconomic and political events.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
11

Financial Highlights–Institutional Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 5/31/2019	Year Ended November 30,
		2018	2017	2016	2015	2014
Net Asset Value, Beginning of Period	$31.89	$37.10	$29.03	$32.41	$33.52	$33.57
Income From Investment Operations:
Net investment income[1]	0.40	0.76	0.63	0.66	0.41	0.43
Net realized and unrealized gain (loss)	0.00[2]	(5.74)	8.16	(3.53)	(1.17)	(0.08)
TOTAL FROM INVESTMENT OPERATIONS	0.40	(4.98)	8.79	(2.87)	(0.76)	0.35
Less Distributions:
Distributions from net investment income	(0.91)	(0.23)	(0.72)	(0.51)	(0.35)	(0.40)
Net Asset Value, End of Period	$31.38	$31.89	$37.10	$29.03	$32.41	$33.52
Total Return[3]	1.54%	(13.50)%	30.94%	(8.95)%	(2.28)%	1.04%
Ratios to Average Net Assets:
Net expenses	0.97%[4]	0.96%[5]	0.96%[5]	0.96%[5]	0.96%	0.96%
Net investment income	2.56%[4]	2.09%	1.87%	1.98%	1.22%	1.30%
Expense waiver/reimbursement[6]	0.14%[4]	0.14%	0.17%	0.19%	0.17%	0.18%
Supplemental Data:
Net assets, end of period (000 omitted)	$691,991	$989,652	$1,136,864	$798,168	$1,379,228	$886,511
Portfolio turnover	30%	37%	10%	34%[7]	2%	4%
1	Per share numbers have been calculated using the average shares method.
2	Represents less than $0.01.
3	Based on net asset value. Total returns for periods of less than one year are not annualized.
4	Computed on an annualized basis.
5	The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratios are 0.96%, 0.96% and 0.96% for the years ended November 30, 2018, 2017 and 2016, respectively after taking into account this expense reduction.
6	This expense decrease is reflected in both the net expense and net investment income ratios shown above.
7	The portfolio turnover rate was higher from the prior year as a result of significant fund outflows, and fundamental imbalances in the equity markets from a “bottom up” basis which arose from extreme market volatility that was caused by macroeconomic and political events.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
12

Financial Highlights–Class R6 Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 5/31/2019	Year Ended November 30,
		2018	2017	2016	2015	2014
Net Asset Value, Beginning of Period	$31.88	$37.07	$29.00	$32.37	$33.48	$33.51
Income From Investment Operations:
Net investment income[1]	0.41	0.84	0.63	0.52	0.50	0.53
Net realized and unrealized gain (loss)	(0.01)	(5.78)	8.17	(3.37)	(1.25)	(0.16)
TOTAL FROM INVESTMENT OPERATIONS	0.40	(4.94)	8.80	(2.85)	(0.75)	0.37
Less Distributions:
Distributions from net investment income	(0.94)	(0.25)	(0.73)	(0.52)	(0.36)	(0.40)
Net Asset Value, End of Period	$31.34	$31.88	$37.07	$29.00	$32.37	$33.48
Total Return[2]	1.55%	(13.43)%	31.03%	(8.90)%	(2.25)%	1.11%
Ratios to Average Net Assets:
Net expenses	0.92%[3]	0.91%[4]	0.91%[4]	0.90%[4]	0.90%	0.91%
Net investment income	2.61%[3]	2.29%	1.90%	1.94%	1.49%	1.58%
Expense waiver/reimbursement[5]	0.10%[3]	0.12%	0.15%	0.14%	0.15%	0.17%
Supplemental Data:
Net assets, end of period (000 omitted)	$71,684	$101,062	$204,809	$147,243	$105,259	$55,808
Portfolio turnover	30%	37%	10%	34%[6]	2%	4%
1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value. Total returns for periods less than one year are not annualized.
3	Computed on an annualized basis.
4	The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratios are 0.91%, 0.91% and 0.90% for the years ended November 30, 2018, 2017 and 2016, respectively after taking into account this expense reduction.
5	This expense decrease is reflected in both the net expense and net investment income ratios shown above.
6	The portfolio turnover rate was higher from the prior year as a result of significant fund outflows, and fundamental imbalances in the equity markets from a “bottom up” basis which arose from extreme market volatility that was caused by macroeconomic and political events.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
13

Statement of Assets and Liabilities
May 31, 2019 (unaudited)
Assets:
Investment in securities, at value including $26,260,047 of securities loaned and $143,699,560 of investment in affiliated holdings (identified cost $1,152,560,059)		$1,181,918,774
Restricted cash (Note 2)		2,032,138
Cash denominated in foreign currencies (identified cost $1,569,631)		1,569,831
Receivable for investments sold		35,095,487
Income receivable		6,977,249
Receivable for shares sold		1,379,302
TOTAL ASSETS		1,228,972,781
Liabilities:
Payable for collateral due to broker for securities lending	$27,810,248
Payable for investments purchased	26,426,360
Payable for shares redeemed	3,652,094
Payable for daily variation margin on futures contracts	1,121,395
Payable for other service fees (Notes 2 and 5)	82,585
Payable for distribution services fee (Note 5)	60,874
Payable for investment adviser fee (Note 5)	24,029
Payable for administrative fee (Note 5)	2,430
Accrued expenses (Note 5)	666,880
TOTAL LIABILITIES		59,846,895
Net assets for 37,462,784 shares outstanding		$1,169,125,886
Net Assets Consists of:
Paid-in capital		$1,209,577,150
Total distributable earnings (loss)		(40,451,264)
TOTAL NET ASSETS		$1,169,125,886
Semi-Annual Shareholder Report
14

Statement of Assets and Liabilities–continued
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
Class A Shares:
Net asset value per share ($290,139,491 ÷ 9,254,474 shares outstanding) $0.001 par value, 200,000,000 shares authorized	$31.35
Offering price per share (100/94.50 of $31.35)	$33.17
Redemption proceeds per share	$31.35
Class B Shares:
Net asset value per share ($12,528,927 ÷ 427,511 shares outstanding) $0.001 par value, 50,000,000 shares authorized	$29.31
Offering price per share	$29.31
Redemption proceeds per share (94.50/100 of $29.31)	$27.70
Class C Shares:
Net asset value per share ($66,087,534 ÷ 2,262,119 shares outstanding) $0.001 par value, 50,000,000 shares authorized	$29.21
Offering price per share	$29.21
Redemption proceeds per share (99.00/100 of $29.21)	$28.92
Class R Shares:
Net asset value per share ($36,694,764 ÷ 1,176,613 shares outstanding) $0.001 par value, 100,000,000 shares authorized	$31.19
Offering price per share	$31.19
Redemption proceeds per share	$31.19
Institutional Shares:
Net asset value per share ($691,990,840 ÷ 22,054,760 shares outstanding) $0.001 par value, 100,000,000 shares authorized	$31.38
Offering price per share	$31.38
Redemption proceeds per share	$31.38
Class R6 Shares:
Net asset value per share ($71,684,330 ÷ 2,287,307 shares outstanding) $0.001 par value, 100,000,000 shares authorized	$31.34
Offering price per share	$31.34
Redemption proceeds per share	$31.34
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
15

Statement of Operations
Six Months Ended May 31, 2019 (unaudited)
Investment Income:
Dividends (including $1,512,832 received from an affiliated holding* and net of foreign taxes withheld of $2,516,526)			$24,177,569
Net Income on securities loaned (includes $189,136 received from affiliated holdings* related to cash collateral balances)			53,134
TOTAL INCOME			24,230,703
Expenses:
Investment adviser fee (Note 5)		$5,742,643
Administrative fee (Note 5)		538,741
Custodian fees		170,188
Transfer agent fees		838,274
Directors'/Trustees' fees (Note 5)		7,000
Auditing fees		17,243
Legal fees		4,499
Distribution services fee (Note 5)		422,281
Other service fees (Notes 2 and 5)		491,109
Portfolio accounting fees		107,939
Share registration costs		53,703
Printing and postage		47,177
Taxes		10,149
Miscellaneous (Note 5)		26,502
TOTAL EXPENSES		8,477,448
Waivers and Reimbursements:
Waiver/reimbursement of investment adviser fee (Note 5)	$(688,921)
Waiver/reimbursement of other operating expenses (Notes 2 and 5)	(326,981)
TOTAL WAIVERS AND REIMBURSEMENTS		(1,015,902)
Net expenses			7,461,546
Net investment income			16,769,157
Semi-Annual Shareholder Report
16

Statement of Operations–continued
Realized and Unrealized Gain (Loss) on Investments, Foreign Exchange Contracts, Futures Contracts and Foreign Currency Transactions:
Net realized gain on investments (including realized loss of ($5,212) on sales of investments in an affiliated holding*) and foreign currency translations	$6,484,148
Net realized gain (loss) on foreign exchange contracts	(28,386)
Net realized loss on futures contracts	(5,195,592)
Net change in unrealized appreciation of investments and translation of assets and liabilities in foreign currency (including net change in unrealized depreciation of $30,029 of investments in an affiliated holding*)	6,981,479
Net change in unrealized depreciation of futures contracts	(4,175,402)
Net realized and unrealized gain on investments, foreign exchange contracts, futures contracts and foreign currency transactions	4,066,247
Change in net assets resulting from operations	$20,835,404
*	See information listed after the Fund's Portfolio of Investments
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
17

Statement of Changes in Net Assets
	Six Months Ended (unaudited) 5/31/2019	Year Ended 11/30/2018
Increase (Decrease) in Net Assets
Operations:
Net investment income	$16,769,157	$38,872,307
Net realized gain	1,260,170	113,398,952
Net change in unrealized appreciation/depreciation	2,806,077	(416,769,168)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	20,835,404	(264,497,909)
Distributions to Shareholders:
Class A Shares	(8,273,045)	(1,754,798)
Class B Shares	(220,176)	—
Class C Shares	(1,102,849)	—
Class R Shares	(886,863)	(116,581)
Institutional Shares	(26,296,619)	(7,308,945)
Class R6 Shares	(2,788,494)	(1,330,914)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(39,568,046)	(10,511,238)
Share Transactions:
Proceeds from sale of shares	180,071,094	627,390,845
Net asset value of shares issued to shareholders in payment of distributions declared	34,050,405	8,915,647
Cost of shares redeemed	(584,084,951)	(800,692,533)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(369,963,452)	(164,386,041)
Change in net assets	(388,696,094)	(439,395,188)
Net Assets:
Beginning of period	1,557,821,980	1,997,217,168
End of period	$1,169,125,886	$1,557,821,980
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
18

Notes to Financial Statements
May 31, 2019 (unaudited)
1. Organization
Federated World Investment Series, Inc. (the “Corporation”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Corporation consists of three portfolios. The financial statements included herein are only those of Federated International Leaders Fund (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers six classes of shares: Class A Shares, Class B Shares, Class C Shares, Class R Shares, Institutional Shares and Class R6 Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to provide long-term capital growth.
On March 30, 2017, the Fund's T Share class became effective with the Securities and Exchange Commission (SEC), but is not yet offered for sale.
Class B Shares are closed to new accounts, new investors and new purchases by existing shareholders (excluding reinvestment of dividends and capital gains). Class B Shares of the Fund may be exchanged for Class B Shares of any other Federated fund.
Effective August 1, 2018, an automatic conversion feature for Class C Shares was implemented. Pursuant to this automatic conversion feature, after Class C Shares have been held for ten years from the date of purchase, they will automatically convert to Class A Shares on the next monthly conversion processing date.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■	Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by the Fund's Board of Directors (the “Directors”).
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Directors.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Directors, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the
Semi-Annual Shareholder Report
19

movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, or if information furnished by a pricing service, in the opinion of the valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share.
Fair Valuation and Significant Events Procedures
The Directors have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Directors have appointed a Valuation Committee comprised of officers of the Fund, Federated Global Investment Management Corp. (the “Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Directors have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Directors. The Directors periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities and mortgage-backed securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Directors.
Semi-Annual Shareholder Report
20

The Directors also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■	With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■	Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.
The Directors have adopted procedures whereby the Valuation Committee uses a pricing service to provide factors to update the fair value of equity securities traded principally in foreign markets from the time of the close of their respective foreign stock exchanges to the pricing time of the Fund. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Directors. The Directors have ultimate responsibility for any fair valuations made in response to a significant event.
Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
Semi-Annual Shareholder Report
21

Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Distributions of net investment income, if any, are declared and paid annually. Non-cash dividends included in dividend income, if any, are recorded at fair value. Amortization/accretion of premium and discount is included in investment income. Investment income, realized and unrealized gains and losses and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that select classes will bear certain expenses unique to those classes. The detail of the total fund expense waivers and reimbursements of $1,015,902 is disclosed in various locations in this Note 2 and Note 5.
For the six months ended May 31, 2019, transfer agent fees for the Fund were as follows:
	Transfer Agent Fees Incurred	Transfer Agent Fees Reimbursed
Class A Shares	$236,265	$(102,889)
Class B Shares	13,731	(3,114)
Class C Shares	65,041	(14,390)
Class R Shares	52,492	(3,801)
Institutional Shares	460,658	(155,057)
Class R6 Shares	10,087	—
TOTAL	$838,274	$(279,251)
Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.
Other Service Fees
The Fund may pay other service fees up to 0.25% of the average daily net assets of the Fund's Class A Shares, Class B Shares and Class C Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Financial intermediaries may include a company affiliated with management of Federated Investors, Inc. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for other service fees. In addition, unaffiliated third-party financial intermediaries may waive other service fees. This waiver can be modified or terminated at any time.
For the six months ended May 31, 2019, other service fees for the Fund were as follows:
Other Service Fees Incurred
Class A Shares	$382,587
Class B Shares	17,878
Class C Shares	90,644
TOTAL	$491,109
Semi-Annual Shareholder Report
22

Federal Taxes
It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended May 31, 2019, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of May 31, 2019, tax years 2015 through 2018 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America, the state of Maryland and the Commonwealth of Pennsylvania.
The Fund may be subject to taxes imposed by governments of countries in which it invests. Such taxes are generally based on either income or gains earned or repatriated. The Fund accrues and applies such taxes to net investment income, net realized gains and net unrealized gains as income and/or gains are earned.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Futures Contracts
The Fund purchases and sells financial futures contracts to manage country, currency and market risks. Upon entering into a financial futures contract with a broker, the Fund is required to deposit in a segregated account, either U.S. government securities or a specified amount of Restricted cash, which is shown in the Statement of Assets and Liabilities. Futures contracts are valued daily and unrealized gains or losses are recorded in a “variation margin” account. Daily, the Fund receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with the changes in the value of the underlying securities. There is minimal counterparty risk to the Fund since futures contracts are exchange traded and the exchange's clearinghouse, as counterparty to all exchange-traded futures contracts, guarantees the futures contracts against default.
Futures contracts outstanding at the period end are listed after the Fund's Portfolio of Investments.
The average notional value of long futures contracts held by the Fund throughout the period was $108,229,798. This is based on amounts held as of each month-end throughout the six month fiscal period.
Semi-Annual Shareholder Report
23

Securities Lending
The Fund participates in a securities lending program providing for the lending of equity securities to qualified brokers. The term of the loans within the program is one year or less. The Fund normally receives cash collateral for securities loaned that may be invested in affiliated money market funds, other money market instruments and/or repurchase agreements. Investments in money market funds may include funds with a “floating” NAV that can impose redemption fees and liquidity gates, impose certain operational impediments to investing cash collateral, and, if the investee fund's NAV decreases, result in the Fund recognizing losses and being required to cover the decrease in the value of the cash collateral. Collateral is maintained at a minimum level of 100% of the market value of investments loaned, plus interest, if applicable. Earnings on collateral are allocated between the borrower of the security, the securities lending agent, as a fee for its services under the program, and the Fund, according to agreed-upon rates. The Fund will not have the right to vote on securities while they are on loan. However, the Fund will attempt to terminate a loan in an effort to reacquire the securities in time to vote on matters that are deemed to be material by the Adviser. There can be no assurance that the Fund will have sufficient notice of such matters to be able to terminate the loan in time to vote thereon.
The securities lending agreement permits the net settlement of all transactions and collateral with the Fund, through a single payment, in the event of default or termination. Amounts presented on the Portfolio of Investments and Statement of Assets and Liabilities are not net settlement amounts, but gross. The cash collateral received by the Fund exceeds the market value of the securities loaned, reducing the net settlement amount to zero. Additionally, the securities lending agreement executed by the Fund includes an indemnification clause. This clause stipulates that the borrower will reimburse the Fund for any losses as a result of any failure of the borrower to return equivalent securities to the Fund. As of May 31, 2019, securities subject to this type of arrangement and related collateral was as follows:
Market Value of Securities Loaned	Market Value of Collateral
$26,260,047	$27,810,248
Foreign Exchange Contracts
The Fund may enter into foreign exchange contracts to manage country, currency and market risks. Purchased contracts are used to acquire exposure to foreign currencies, whereas contracts to sell are used to hedge the Fund's securities against currency fluctuations. Risks may arise upon entering into these transactions from the potential inability of counterparties to meet the terms of their commitments and from unanticipated movements in security prices or foreign exchange rates. The foreign exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until the settlement date.
Foreign exchange contracts are subject to Master Netting Agreements which are agreements between the Fund and its counterparties that provide for the net settlement of all transactions and collateral with the Fund, through a single payment, in the event of default or termination. Amounts presented on the Portfolio of Investments and Statement of Assets and Liabilities are not net settlement amounts but gross.
At May 31, 2019, the Fund has no outstanding foreign exchange contracts.
Semi-Annual Shareholder Report
24

Foreign Currency Translation
The accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the rates of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.
Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at period end, resulting from changes in the exchange rate.
Restricted Securities
The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Directors. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities, like other securities, are priced in accordance with procedures established by and under the general supervision of the Directors.
Additional Disclosure Related to Derivative Instruments
Fair Value of Derivative Instruments
Liability
Derivatives not accounted for as hedging instruments under ASC Topic 815	Statement of Assets and Liabilities Location	Fair Value
Equity contracts	Payable for daily variation margin on futures contracts	$4,747,425*
*	Includes cumulative depreciation of futures contracts as reported in the footnotes to the Portfolio of Investments. Only the current day's variation margin is reported within the Statement of Assets and Liabilities.
Semi-Annual Shareholder Report
25

The Effect of Derivative Instruments on the Statement of Operations for the Six Months Ended May 31, 2019
Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
	Futures Contracts	Foreign Exchange Contracts	Total
Foreign exchange contracts	$—	$(28,386)	$(28,386)
Equity contracts	$(5,195,592)	$—	$(5,195,592)
TOTAL	$(5,195,592)	$(28,386)	$(5,223,978)

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Futures Contracts
Equity contracts	$(4,175,402)
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated. The Fund applies investment company accounting and reporting guidance.
3. capital stock
The following tables summarize capital stock activity:
	Six Months Ended 5/31/2019		Year Ended 11/30/2018
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	682,285	$21,112,832	2,381,761	$87,841,688
Shares issued to shareholders in payment of distributions declared	256,808	7,354,995	41,609	1,548,282
Shares redeemed	(2,098,781)	(65,280,438)	(4,222,604)	(153,834,045)
NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	(1,159,688)	$(36,812,611)	(1,799,234)	$(64,444,075)

	Six Months Ended 5/31/2019		Year Ended 11/30/2018
Class B Shares:	Shares	Amount	Shares	Amount
Shares sold	2,723	$75,428	11,806	$418,119
Shares issued to shareholders in payment of distributions declared	6,933	186,220	—	—
Shares redeemed	(120,540)	(3,579,749)	(158,843)	(5,304,166)
NET CHANGE RESULTING FROM CLASS B SHARE TRANSACTIONS	(110,884)	$(3,318,101)	(147,037)	$(4,886,047)
Semi-Annual Shareholder Report
26

	Six Months Ended 5/31/2019		Year Ended 11/30/2018
Class C Shares:	Shares	Amount	Shares	Amount
Shares sold	139,617	$3,975,650	582,074	$20,223,503
Shares issued to shareholders in payment of distributions declared	38,049	1,018,964	—	—
Shares redeemed	(676,078)	(19,610,198)	(1,371,429)	(45,499,667)
NET CHANGE RESULTING FROM CLASS C SHARE TRANSACTIONS	(498,412)	$(14,615,584)	(789,355)	$(25,276,164)

	Six Months Ended 5/31/2019		Year Ended 11/30/2018
Class R Shares:	Shares	Amount	Shares	Amount
Shares sold	103,046	$3,192,868	268,309	$9,852,610
Shares issued to shareholders in payment of distributions declared	28,575	814,670	2,818	104,309
Shares redeemed	(190,760)	(5,939,988)	(624,066)	(22,804,827)
NET CHANGE RESULTING FROM CLASS R SHARE TRANSACTIONS	(59,139)	$(1,932,450)	(352,939)	$(12,847,908)

	Six Months Ended 5/31/2019		Year Ended 11/30/2018
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	4,268,375	$131,099,535	11,953,201	$437,525,109
Shares issued to shareholders in payment of distributions declared	774,705	22,179,796	164,976	6,142,080
Shares redeemed	(14,018,554)	(438,383,081)	(11,730,299)	(421,829,247)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	(8,975,474)	$(285,103,750)	387,878	$21,837,942

	Six Months Ended 5/31/2019		Year Ended 11/30/2018
Class R6 Shares:	Shares	Amount	Shares	Amount
Shares sold	686,086	$20,614,781	1,948,963	$71,529,816
Shares issued to shareholders in payment of distributions declared	87,295	2,495,760	30,142	1,120,976
Shares redeemed	(1,656,107)	(51,291,497)	(4,334,007)	(151,420,581)
NET CHANGE RESULTING FROM CLASS R6 SHARE TRANSACTIONS	(882,726)	$(28,180,956)	(2,354,902)	$(78,769,789)
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	(11,686,323)	$(369,963,452)	(5,055,589)	$(164,386,041)
Semi-Annual Shareholder Report
27

4. FEDERAL TAX INFORMATION
At May 31, 2019, the cost of investments for federal tax purposes was $1,152,560,059. The net unrealized appreciation of investments for federal tax purposes was $24,611,290. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $119,160,706 and net unrealized depreciation from investments for those securities having an excess of cost over value of $94,549,416. The amounts presented are inclusive of derivative contracts.
At November 30, 2018, the Fund had a capital loss carryforward of $80,034,530 which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code, thereby reducing the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, a net capital loss incurred in taxable years beginning after December 22, 2010, retains its character as either short-term or long-term, and does not expire. All of the Fund's capital loss carryforwards were incurred in taxable years after December 22, 2010.
The following schedule summarizes the Fund's capital loss carryforwards:
Short-Term	Long-Term	Total
$76,746,759	$3,287,771	$80,034,530
5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Advisor provides for an annual fee equal to 0.85% of the Fund's average daily net assets. Prior to June 28, 2018, the annual advisory fee was 0.90% of the Fund's average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee. For the six months ended May 31, 2019, the Adviser waived $647,395 of its fee and reimbursed $279,251 of transfer agent fees.
The Adviser has agreed to reimburse the Fund for certain investment adviser fees as a result of transactions in other affiliated investment companies. For the six months ended May 31, 2019, the Adviser reimbursed $41,526.
Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.100%	on assets up to $50 billion
0.075%	on assets over $50 billion
Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the six months ended May 31, 2019, the annualized fee paid to FAS was 0.080% of average daily net assets of the Fund.
Semi-Annual Shareholder Report
28

In addition, FAS may charge certain out-of-pocket expenses to the Fund.
Distribution Services Fee
The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Class A Shares, Class B Shares, Class C Shares and Class R Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at the following percentages of average daily net assets annually, to compensate FSC:
Share Class Name	Percentage of Average Daily Net Assets of Class
Class A Shares	0.05%
Class B Shares	0.75%
Class C Shares	0.75%
Class R Shares	0.50%
Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. For the six months ended May 31, 2019, distribution services fees for the Fund were as follows:
	Distribution Service Fees Incurred	Distribution Services Fees Waived
Class B Shares	$53,634	$—
Class C Shares	273,188	—
Class R Shares	95,459	(47,730)
TOTAL	$422,281	$(47,730)
For the six months ended May 31, 2019, FSC retained $34,046 of fees paid by the Fund. For the six months ended May 31, 2019, the Fund's Class A Shares did not incur a distribution services fee; however it may begin to incur this fee upon approval of the Directors. When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares.
Sales Charges
Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. For the six months ended May 31, 2019, FSC retained $5,740 in sales charges from the sale of Class A Shares. FSC also retained $1,242, $21,189 and $3,791 of CDSC relating to redemptions of Class A Shares, Class B Shares and Class C Shares, respectively.
Semi-Annual Shareholder Report
29

Other Service Fees
For the six months ended May 31, 2019, FSSC received $27,036 of the other service fees disclosed in Note 2.
Interfund Transactions
During the six months ended May 31, 2019, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act and amounted to $337,681,620 and $357,018,957, respectively.
Expense Limitation
The Adviser and certain of its affiliates (which may include FSC, FAS and FSSC) on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Effective February 1, 2019, total annual fund operating expenses (as shown in the financial highlights, excluding interest expense, tax reclaim recovery fees, proxy-related expenses and extraordinary expenses paid by the Fund, if any) paid by the Fund's Class A Shares, Class B Shares, Class C Shares, Class R Shares, Institutional Shares and Class R6 Shares (after the voluntary waivers and/or reimbursements) will not exceed 1.22%, 2.08%, 2.07%, 1.41%, 0.96% and 0.91% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) February 1, 2020; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Directors.
Directors'/Trustees' and Miscellaneous Fees
Certain Officers and Directors of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Directors'/Trustees' fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. These expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities, and Statement of Operations, respectively.
6. Investment TRANSACTIONS
Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the six months ended May 31, 2019, were as follows:
Purchases	$362,142,610
Sales	$754,414,039
Semi-Annual Shareholder Report
30

7. LINE OF CREDIT
The Fund participates with certain other Federated Funds, on a several basis, in an up to $500,000,000 unsecured, 364-day, committed, revolving line of credit (LOC) agreement. The LOC was made available to finance temporarily the repurchase or redemption of shares of the Fund, failed trades, payment of dividends, settlement of trades and for other short-term, temporary or emergency general business purposes. The Fund cannot borrow under the LOC if an inter-fund loan is outstanding. The Fund's ability to borrow under the LOC also is subject to the limitations of the Act and various conditions precedent that must be satisfied before the Fund can borrow. Loans under the LOC are charged interest at a fluctuating rate per annum equal to the highest, on any day, of (a) (i) the federal funds effective rate, (ii) the one month London Interbank Offered Rate (LIBOR), and (iii) 0.0%, plus (b) a margin. The LOC also requires the Fund to pay, quarterly in arrears and at maturity, its pro rata share of a commitment fee based on the amount of the lenders' commitment that has not been utilized. As of May 31, 2019, the Fund had no outstanding loans. During the six months ended May 31, 2019, the Fund did not utilize the LOC.
8. CONCENTRATION OF RISK
The Fund invests in securities of non-U.S. issuers. Political or economic developments may have an effect on the liquidity and volatility of portfolio securities and currency holdings.
The Fund may invest a portion of its assets in securities of companies that are deemed by the Fund's management to be classified in similar business sectors. Economic developments may have an effect on the liquidity and volatility of the portfolio securities.
9. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of May 31, 2019, there were no outstanding loans. During the six months ended May 31, 2019, the program was not utilized.
Semi-Annual Shareholder Report
31

Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (“loads”) on purchase or redemption payments; and (2) ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or other service fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from December 1, 2018 to May 31, 2019.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Semi-Annual Shareholder Report
32

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase or redemption payments. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
	Beginning Account Value 12/1/2018	Ending Account Value 5/31/2019	Expenses Paid During Period[1]
Actual:
Class A Shares	$1,000.00	$1,013.70	$6.18
Class B Shares	$1,000.00	$1,010.00	$10.22
Class C Shares	$1,000.00	$1,009.60	$10.17
Class R Shares	$1,000.00	$1,013.10	$7.03
Institutional Shares	$1,000.00	$1,015.40	$4.87
Class R6 Shares	$1,000.00	$1,015.50	$4.62
Hypothetical (assuming a 5% return before expenses):
Class A Shares	$1,000.00	$1,018.80	$6.19
Class B Shares	$1,000.00	$1,014.80	$10.25
Class C Shares	$1,000.00	$1,014.80	$10.20
Class R Shares	$1,000.00	$1,018.00	$7.04
Institutional Shares	$1,000.00	$1,020.10	$4.89
Class R6 Shares	$1,000.00	$1,020.30	$4.63
1	Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half-year period). The annualized net expense ratios are as follows:

Class A Shares	1.23%
Class B Shares	2.04%
Class C Shares	2.03%
Class R Shares	1.40%
Institutional Shares	0.97%
Class R6 Shares	0.92%
Semi-Annual Shareholder Report
33

Evaluation and Approval of Advisory Contract–May 2019
Federated International Leaders Fund (the “Fund”)
At its meetings in May 2019, the Fund's Board of Directors (the “Board”), including a majority of those Directors who are not “interested persons” of the Fund, as defined in the Investment Company Act of 1940 (the “Independent Directors”), reviewed and unanimously approved the continuation of the Fund's investment advisory contract for an additional one-year term. The Board's decision regarding the contract reflects the exercise of its business judgment after considering all of the information received on whether to continue the existing arrangements.
At the request of the Independent Directors, the Fund's Chief Compliance Officer (the CCO) furnished to the Board in advance of its May 2019 meetings an independent written evaluation presenting on the topics discussed below. The Board considered the CCO's independent written evaluation (the “CCO Fee Evaluation Report”), along with other information, in evaluating the reasonableness of the Fund's management fee and in deciding to approve the continuation of the investment advisory contract. The CCO, in preparing the CCO Fee Evaluation Report, has the authority to retain consultants, experts or staff as reasonably necessary to assist in the performance of his duties, reports directly to the Board, and can be terminated only with the approval of a majority of the Independent Directors. At the request of the Independent Directors, the CCO Fee Evaluation Report followed the same general approach and covered the same topics as that of the report that had previously been delivered by the CCO in his capacity as “Senior Officer,” prior to the elimination of the Senior Officer position in December 2017.
The Board also considered judicial decisions concerning allegedly excessive investment advisory fees in making its decision. Using these judicial decisions as a guide, the Board observed that the following factors may be relevant to an adviser's fiduciary duty with respect to its receipt of compensation from a fund: (1) the nature and quality of the services provided by an adviser to a fund and its shareholders (including the performance of the fund, its benchmark, and comparable funds); (2) an adviser's cost of providing the services (including the profitability to an adviser of providing advisory services to a fund); (3) the extent to which an adviser may realize “economies of scale” as a fund grows larger and, if such economies of scale exist, whether they have been shared with a fund and its shareholders or the family of funds; (4) any “fall-out” financial benefits that accrue to an adviser because of its relationship with a fund (including research services received from brokers that execute fund trades and any fees paid to affiliates of an adviser for services rendered to a fund); (5) comparative fee and expense structures (including a comparison of fees paid to an adviser with those paid by similar funds both internally and externally as well as management fees charged to institutional and other advisory clients of the
Semi-Annual Shareholder Report
34

adviser for what might be viewed as like services); and (6) the extent of care, conscientiousness and independence with which the fund's board members perform their duties and their expertise (including whether they are fully informed about all facts the board deems relevant to its consideration of an adviser's services and fees). The Board noted that the Securities and Exchange Commission (SEC) disclosure requirements regarding the basis for the Board's approval of the Fund's investment advisory contract generally align with the factors listed above. The Board was aware of these factors and was guided by them in its review of the Fund's investment advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.
The Board considered and weighed these factors in light of its substantial accumulated experience in governing the Fund and working with Federated Global Investment Management Corp. (the “Adviser”) and its affiliates (collectively, “Federated”) on matters relating to the funds advised by Federated (each, a “Federated Fund”). The Independent Directors were assisted in their deliberations by independent legal counsel.
In addition to the extensive materials that comprise and accompany the CCO Fee Evaluation Report, the Board received detailed information about the Fund and the Federated organization throughout the year, and in connection with its May meetings at which the Board's formal approval of the advisory and subadvisory contracts occurred. In this regard, Federated provided much of this information at each regular meeting of the Board, and furnished additional information specifically in connection with the May meetings. In the months preceding the May meetings, the Board requested and reviewed written materials prepared by Federated in response to requests on behalf of the Independent Directors encompassing a wide variety of topics. At the May meetings, in addition to meeting in separate sessions of the Independent Directors without management present, senior management of the Adviser also met with the Independent Directors and their counsel to discuss the materials presented and such additional matters as the Independent Directors deemed reasonably necessary to evaluate the advisory and subadvisory contracts. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose.
The Board's consideration of the investment advisory contract included review of the CCO Fee Evaluation Report, accompanying data and additional information covering the following matters, among others: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short-term and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in terms relative to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate) and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses, including the advisory fee and the overall expense structure of the Fund (both in absolute terms and relative to similar and/or competing funds), with due
Semi-Annual Shareholder Report
35

regard for contractual or voluntary expense limitations; the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders; the entrepreneurial and other risks assumed by the Adviser in sponsoring the Fund; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated Funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are generally available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated Funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated Funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.
While mindful that courts have cautioned against giving too much weight to comparative information concerning fees charged by other advisers for managing funds with comparable investment programs, the Board has found the use of such comparisons to be relevant to its deliberations. In this regard, the Board was presented with, and considered, information regarding the contractual advisory fee rates, net advisory fee rates, total expense ratios and each element of the Fund's total expense ratio (i.e., gross and net advisory fees, custody fees, portfolio accounting fees and transfer agency fees) relative to an appropriate group of peer funds compiled by Federated using data supplied by independent fund ranking organizations (the “Peer Group”). The Board received a description of the composition and methodology used to select the Peer Group. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, in that they are readily available to Fund shareholders as alternative investment vehicles. Also, they are the type of investment vehicle, in fact, chosen and maintained by the Fund's investors. The range of their fees and expenses, therefore, appears to be a relevant indicator of what consumers have found to be reasonable in the marketplace in which the Fund competes.
Semi-Annual Shareholder Report
36

The Board reviewed the contractual advisory fee rate, net advisory fee rate and other expenses of the Fund and noted the position of the Fund's fee rates relative to its Peer Group. In this regard, the Board noted that the contractual advisory fee rate was above the median of the relevant Peer Group, but the Board noted the applicable waivers and reimbursements, and that the overall expense structure of the Fund remained competitive in the context of other factors considered by the Board.
For comparison, the CCO reviewed the fees charged by Federated for providing advisory services to products other than the Federated Funds (e.g., institutional separate accounts and third-party unaffiliated mutual funds for which Federated serves as sub-adviser) (referenced to as “Comparable Funds/Accounts”). With respect to Comparable Funds/Accounts other than third-party mutual funds, the CCO concluded that they are inherently different products. Those differences include, but are not limited to, different types of targeted investors; different applicable laws and regulations; different legal structures; different average account sizes and portfolio management techniques made necessary by different cash flows and different associated costs; and the time spent by portfolio managers and their teams, as well as personnel in the Funds Financial Services, Legal, Compliance and Risk Management departments, in reviewing securities pricing, addressing different administrative responsibilities, addressing different degrees of risk associated with management and a variety of different costs. The CCO also reviewed the differences in the nature of the services required for Federated to manage its proprietary mutual fund business versus managing a discrete pool of assets as a sub-adviser to another institution's mutual fund, and that Federated generally performs significant additional services and assumes substantially greater risks in managing the Fund and other Federated Funds than in its role as sub-adviser to an unaffiliated third-party mutual fund. The CCO did not consider the fees for providing advisory services to Comparable Funds/Accounts to be determinative in judging the appropriateness of the Federated Funds' advisory fees.
The CCO noted that the services, administrative responsibilities and risks associated with such relationships are quite different than serving as a primary adviser to a fund.
Following such evaluation, and full deliberations, the Board concluded that the fees and expenses of the Fund are reasonable and supported renewal of the Fund's investment advisory contract.
The Board considered the nature, extent and quality of the services provided to the Fund by the Adviser and the resources of the Adviser and its affiliates dedicated to the Fund. In this regard, the Board evaluated, among other things, the Adviser's personnel, experience, track record, financial resources, overall reputation and willingness to invest in personnel and infrastructure that benefit the Fund. In addition, the Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of the Fund and the Adviser's ability and experience in
Semi-Annual Shareholder Report
37

attracting and retaining qualified personnel to service the Fund. The Board noted the investment research and company engagement capabilities of the Adviser and its affiliates. The Board also noted the compliance program of the Adviser and the compliance-related resources provided to the Fund by the Adviser, including the Adviser's commitment to respond to rulemaking initiatives of the SEC. The Fund's ability to deliver competitive performance when compared to its Peer Group was also deemed to be relevant by the Board as a useful indicator of how the Adviser is executing the Fund's investment program. The Adviser's ability to execute this program was one of the Board's considerations in reaching a conclusion that the nature, extent and quality of the Adviser's investment management services warrant the continuation of the investment advisory contract.
In evaluating the Fund's investment performance, the Board considered performance results in light of the Fund's investment objective, strategies and risks, as disclosed in the Fund's prospectus. The Board considered detailed investment reports on the Fund's performance that were provided to the Board throughout the year and in connection with the May meetings. The CCO also reviewed information regarding the performance of other mutual funds in the Peer Group, noting the CCO's view that comparisons to fund peer groups may be helpful, though not conclusive, in evaluating the performance of the Adviser in managing the Fund. The Board considered, in evaluating such comparisons, that in some cases there may be differences in the funds' objectives or investment management techniques, or the costs to implement the funds, even within the same Peer Group.
The Fund's performance fell below the median of the relevant Peer Group for the one-year, three-year and five-year periods covered by the CCO Fee Evaluation Report. The Board discussed the Fund's performance with the Adviser and recognized the efforts being taken by the Adviser in the context of other factors considered relevant by the Board.
Following such evaluation, and full deliberations, the Board concluded that the performance of the Fund supported renewal of the Fund's investment advisory contract.
The Board also received financial information about Federated, including information regarding the compensation and ancillary (or “fall-out”) benefits Federated derived from its relationships with the Federated Funds. This information covered not only the fees under the investment advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated Funds under separate contracts (e.g., for serving as the Federated funds' administrator and distributor). In this regard, the Board considered that certain Federated subsidiaries provide distribution and shareholder services to the Federated Funds, for which they may be compensated through distribution and servicing fees paid pursuant to Rule 12b-1 plans or otherwise. The information also detailed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated Fund trades. In
Semi-Annual Shareholder Report
38

addition, the Board considered the fact that, in order for a Federated Fund to be competitive in the marketplace, the Adviser and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to Federated Fund investors and/or indicated to the Board their intention to do so in the future. Moreover, the Board receives regular reporting as to the institution, adjustment or elimination of these voluntary waivers. The Board considered Federated's previous reductions in contractual management fees to certain Federated Funds in response to the CCO's recommendations in the prior year's CCO Fee Evaluation Report.
In 2018, the Board approved a reduction of 5 basis points in the contractual advisory fee.
Federated furnished information, requested by the CCO, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the CCO. The CCO noted that, while these cost allocation reports apply consistent allocation processes, the inherent difficulties in allocating costs continues to cause the CCO to question the precision of the process and to conclude that such reports may be unreliable, since a single change in an allocation estimate may dramatically alter the resulting estimate of cost and/or profitability of a Federated Fund and may produce unintended consequences. The allocation information, including the CCO's view that fund-by-fund estimations may be unreliable, was considered in the evaluation by the Board.
The Board and the CCO also reviewed information compiled by Federated comparing its profitability information to other publicly held fund management companies, including information regarding profitability trends over time. In this regard, the CCO concluded that Federated's profit margins did not appear to be excessive. The CCO also noted that Federated appeared financially sound, with the resources necessary to fulfill its obligations under its contracts with the Fund.
The CCO Fee Evaluation Report also discussed the notion of possible realization of “economies of scale” as a fund grows larger, the difficulties of calculating economies of scale at an individual fund level, and the extent to which potential scale benefits are shared with shareholders. In this regard, the Board considered that Federated has made significant and long-term investments in areas that support all of the Federated Funds, such as personnel and processes for the portfolio management, shareholder services, compliance, internal audit and risk management functions, as well as systems technology (including technology relating to cybersecurity) and that the benefits of these investments (as well as any economies of scale, should they exist) were likely to be shared with the Federated Fund family as a whole. The Board noted that Federated's investments in these areas are extensive. In addition, the Board considered that the Adviser and its affiliates have frequently waived fees and/or reimbursed expenses and that this has allowed potential economies of scale to be shared with shareholders. The Board also considered that such waivers and
Semi-Annual Shareholder Report
39

reimbursements can provide protection from an increase in expenses if a Federated Fund's assets decline. Federated, as it does throughout the year, and specifically in connection with the Board's review of the advisory and subadvisory contracts, furnished information relative to revenue sharing or adviser-paid fees. Federated and the CCO noted that this information should be viewed to determine if there was an incentive to either not apply breakpoints, or to apply breakpoints at higher levels, and should not be viewed to determine the appropriateness of advisory fees. The Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the CCO Fee Evaluation Report) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as a fund attains a certain size.
The CCO stated that his observations and the information accompanying the CCO Fee Evaluation Report supported a finding by the Board that the management fee for the Fund was reasonable. Under these circumstances, no changes were recommended to, and no objection was raised to the continuation of, the Fund's investment advisory contract. The CCO also recognized that the Board's evaluation of the Federated Funds' advisory and subadvisory arrangements is a continuing and on-going process that is informed by the information that the Board requests and receives from management throughout the course of the year and, in this regard, the CCO noted certain items for future reporting to the Board or further consideration by management as the Board continues its on-going oversight of the Federated Funds.
In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an investment advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the investment advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund. The Board concluded that, in light of the factors summarized above, including the nature, quality and scope of the services provided to the Fund by the Adviser and its affiliates, continuation of the investment advisory contract was appropriate.
Semi-Annual Shareholder Report
40

The Board based its decision to approve the investment advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the continuation of the contract reflects its view that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangement.
Semi-Annual Shareholder Report
41

Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available via the Proxy Voting Record (Form N-PX) link associated with the Fund and share class name at www.FederatedInvestors.com/FundInformation. Form N-PX filings are also available at the SEC's website at www.sec.gov.
Quarterly Portfolio Schedule
Each fiscal quarter, the Fund will file with the SEC a complete schedule of its monthly portfolio holdings on “Form N-PORT.” The Fund's holdings as of the end of the third month of every fiscal quarter, as reported on Form N-PORT, will be publicly available on the SEC's website at www.sec.gov within 60 days of the end of the fiscal quarter upon filing. You may also access this information via the link to the Fund and share class name at www.FederatedInvestors.com.
Semi-Annual Shareholder Report
42

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.
IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY
In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund's “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.
Semi-Annual Shareholder Report
43

Federated International Leaders Fund
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 31428U847
CUSIP 31428U839
CUSIP 31428U821
CUSIP 31428U599
CUSIP 31428U623
CUSIP 31428U581
G02455-04 (7/19)
Federated is a registered trademark of Federated Investors, Inc.
2019 ©Federated Investors, Inc.

Semi-Annual Shareholder Report
May 31, 2019
Share Class | Ticker	A | ISCAX	C | ISCCX	Institutional | ISCIX

Federated International Small-Mid Company Fund
Fund Established 1996

A Portfolio of Federated World Investment Series, Inc.
IMPORTANT NOTICE REGARDING REPORT DELIVERY
Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund's shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.
If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund or your financial intermediary electronically by contacting your financial intermediary (such as a broker-dealer or bank); other shareholders may call the Fund at 1-800-341-7400, Option 4.
You may elect to receive all future reports in paper free of charge. You can inform the Fund or your financial intermediary that you wish to continue receiving paper copies of your shareholder reports by contacting your financial intermediary (such as a broker-dealer or bank); other shareholders may call the Fund at 1-800-341-7400, Option 4. Your election to receive reports in paper will apply to all funds held with the Fund complex or your financial intermediary.

Not FDIC Insured ■ May Lose Value ■ No Bank Guarantee

J. Christopher
Donahue
President
Federated International Small-Mid Company Fund
Letter from the President
Dear Valued Shareholder,
I am pleased to present the Semi-Annual Shareholder Report for your fund covering the period from December 1, 2018 through May 31, 2019. This report includes a complete listing of your fund's holdings, performance information and financial statements along with other important fund information.
In addition, our website, FederatedInvestors.com, offers easy access to Federated resources that include timely fund updates, economic and market insights from our investment strategists, and financial planning tools.
Thank you for investing with Federated. I hope you find this information useful and look forward to keeping you informed.
Sincerely,
J. Christopher Donahue, President

Portfolio of Investments Summary Tables (unaudited)
At May 31, 2019, the Fund's portfolio composition1 was as follows:
Country	Percentage of Total Net Assets
Japan	18.7%
United Kingdom	13.3%
France	9.7%
Canada	8.7%
Germany	6.3%
United States	3.9%
Switzerland	3.4%
Brazil	2.8%
Italy	2.8%
Hong Kong	2.8%
Netherlands	2.7%
Ireland	2.6%
Spain	2.4%
Israel	2.0%
Sweden	2.0%
Thailand	1.7%
China	1.6%
Denmark	1.4%
Luxembourg	1.3%
Poland	1.0%
United Arab Emirates	0.9%
Belgium	0.9%
Australia	0.8%
Austria	0.7%
Norway	0.7%
Cash Equivalents[2]	5.3%
Other Assets and Liabilities—Net[3]	(0.4)%
TOTAL	100.0%
Semi-Annual Shareholder Report
1

At May 31, 2019, the Fund's sector classification composition4 was as follows:
Sector Classification	Percentage of Total Net Assets
Information Technology	17.2%
Industrials	17.0%
Consumer Discretionary	14.8%
Health Care	11.7%
Financials	9.9%
Communication Services	8.4%
Materials	6.8%
Consumer Staples	5.0%
Real Estate	1.8%
Energy	1.6%
Utilities	0.9%
Cash Equivalents[2]	5.3%
Other Assets and Liabilities—Net[3]	(0.4)%
TOTAL	100.0%
1	Country allocations are based primarily on the country in which a company is incorporated. However, the Fund's Adviser may allocate a company to a country based on other factors such as location of the company's principal office, the location of the principal trading market for the company's securities or the country where a majority of the company's revenues are derived.
2	Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements.
3	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
4	Except for Cash Equivalents and Other Assets and Liabilities, sector classifications are based upon, and individual securities assigned to, the classifications of the Global Industry Classification Standard (GICS) except that the Adviser assigns a classification to securities not classified by the GICS and to securities for which the Adviser does not have access to the classification made by the GICS.
Semi-Annual Shareholder Report
2

Portfolio of Investments
May 31, 2019 (unaudited)
Shares			Value in U.S. Dollars
		COMMON STOCKS—95.1%
		Australia—0.8%
217,667		Link Administration Holdings Ltd.	$899,335
		Austria—0.7%
22,573	[1]	Erste Group Bank AG	800,091
		Belgium—0.9%
9,000	[1]	Galapagos NV	1,022,849
		Brazil—2.8%
110,286		Localiza Rent A Car SA	1,069,147
20,000	[1]	PagSeguro Digital Ltd.	640,400
22,000	[1]	StoneCo Ltd.	554,400
90,000		Totvs SA	905,975
		TOTAL	3,169,922
		Canada—8.7%
84,000		CAE, Inc.	2,142,261
1,300		Constellation Software, Inc.	1,125,679
37,000		Dollarama, Inc.	1,168,637
33,000		Gildan Activewear, Inc.	1,190,744
10,000	[1]	Kinaxis, Inc.	579,388
45,000	[1]	Lightspeed POS, Inc.	902,264
91,000		Pason Systems, Inc.	1,300,770
65,000		The North West Company Fund	1,427,826
		TOTAL	9,837,569
		China—1.6%
13,000	[1]	Sina Corp.	523,380
33,800	[1]	Sohu.com, Inc., ADR	455,624
380,000		TravelSky Technology Ltd.	785,305
		TOTAL	1,764,309
		Denmark—1.4%
15,250		Chr.Hansen Holding	1,588,212
		France—9.7%
32,552		Accor SA	1,199,283
28,600	[1]	Adevinta ASA	318,820
40,000	[1]	Adevinta ASA	443,845
11,240		Capgemini SE	1,254,275
15,000		Ingenico Group	1,201,491
Semi-Annual Shareholder Report
3

Shares			Value in U.S. Dollars
		COMMON STOCKS—continued
		France—continued
8,437		Ipsen SA	$1,006,476
31,000		LISI Link Solutions for Industry	913,615
19,500		Rubis SCA	972,735
115,000	[1]	Solutions 30 SE	1,138,791
57,000		STMicroelectronics N.V.	867,481
8,580		Teleperformance	1,645,187
		TOTAL	10,961,999
		Germany—6.3%
44,412	[1]	Delivery Hero SE	1,907,888
8,500		Deutsche Boerse AG	1,174,962
63,858		Deutz AG	528,417
10,664		HeidelbergCement AG	793,156
20,000		JOST Werke AG	662,252
73,837		Kloeckner & Co. AG	394,986
15,000		Rheinmetall AG	1,596,341
		TOTAL	7,058,002
		Hong Kong—2.8%
222,000		Dah Sing Financial Holdings Ltd.	1,036,200
44,000		Melco Resorts & Entertainment, ADR	849,200
193,000		Techtronic Industries Co.	1,227,151
		TOTAL	3,112,551
		Ireland—2.6%
165,000		Bank of Ireland Group PLC	879,205
11,200		Kerry Group PLC	1,289,607
28,922		Smurfit Kappa Group PLC	799,148
		TOTAL	2,967,960
		Israel—2.0%
8,454	[1]	NICE Ltd., ADR	1,182,292
50,000	[1]	Tufin Software Technologies Ltd.	1,125,000
		TOTAL	2,307,292
		Italy—2.8%
13,000		DiaSorin	1,328,535
120,000		Mediobanca Spa	1,106,148
70,000	[1]	Nexi SpA	680,348
		TOTAL	3,115,031
		Japan—18.7%
20,400		Aisin Seiki Co.	675,644
Semi-Annual Shareholder Report
4

Shares			Value in U.S. Dollars
		COMMON STOCKS—continued
		Japan—continued
25,500		Alps Alpine Co. Ltd.	$421,607
23,800		Chugai Pharmaceutical Co. Ltd.	1,586,043
17,400		Daifuku Co.	865,425
4,600		Disco Corp.	634,727
61,000		Doutor Nichires Holdings Co. Ltd.	1,171,597
17,800		Horiba Ltd.	824,443
1,720		Japan Hotel REIT Investment Corp.	1,394,459
42,200		Kanamoto Co. Ltd.	930,284
15,600		Kusuri No Aoki Holdings Co. Ltd.	993,702
27,200		Matsumotokiyoshi Holdings Co. Ltd.	798,518
10,000		Nidec Corp.	1,239,832
80,000		Nippon Zeon Co.	749,792
8,000		Nitori Holdings Co., Ltd.	951,822
26,000		Pan Pacific International Holdings Corp.	1,601,225
44,800		Persol Holdings Co. Ltd.	945,619
35,800		Square Enix Holdings Co. Ltd.	1,248,461
102,000		Taiyo Nippon Sanso Corp.	1,910,435
34,800		THK Co. Ltd.	703,234
23,000		United Arrows Ltd.	763,647
15,000		Yamaha Corp.	674,746
		TOTAL	21,085,262
		Luxembourg—1.3%
3,200		Eurofins Scientific SE	1,452,753
		Netherlands—2.7%
8,500	[1]	Argenx SE, ADR	1,050,855
36,238		NN Group NV	1,374,570
10,000	[1]	UniQure N.V.	593,100
		TOTAL	3,018,525
		Norway—0.7%
28,600		Schibsted A/S	753,999
		Poland—1.0%
34,000	[1]	Dino Polska Spolka	1,101,274
		Spain—2.4%
45,131		Cellnex Telecom SAU	1,585,087
50,000		Cia de Distribucion Integral Logista Holdings SA	1,105,114
		TOTAL	2,690,201
Semi-Annual Shareholder Report
5

Shares			Value in U.S. Dollars
		COMMON STOCKS—continued
		Sweden—2.0%
73,000		Evolution Gaming Group AB	$1,386,349
200,000	[1]	Karnov Group AB	864,395
		TOTAL	2,250,744
		Switzerland—3.4%
20,882	[1]	Julius Baer Gruppe AG	825,016
5,300	[1]	Lonza Group AG	1,627,946
5,600		Tecan AG	1,342,671
		TOTAL	3,795,633
		Thailand—1.7%
300,000		Central Pattana PCL, GDR	675,617
45,000	[1]	Sea Ltd., ADR	1,279,800
		TOTAL	1,955,417
		United Arab Emirates—0.9%
150,000	[1]	Network International Holdings Ltd.	1,054,388
		United Kingdom—13.3%
30,000		Anglo American PLC	719,914
35,000		Ashtead Group PLC	821,758
20,000	[1]	ASOS Plc	867,032
350,000		B&M European Value Retail SA	1,562,497
157,100		Clipper Logistics PLC	574,523
17,846		Croda International PLC	1,145,347
33,000		Dechra Pharmaceutical PLC	1,137,209
29,605	[1]	Dialog Semiconductor PLC	941,406
35,000	[1]	Farfetch Ltd.	701,750
26,700		London Stock Exchange Group PLC	1,778,940
70,000		Manchester United PLC-CL A	1,278,200
123,450		PageGroup PLC	795,556
105,000		Rightmove PLC	768,669
106,636		St. James's Place Capital PLC	1,413,385
113,282		Wood Group (John) PLC	556,178
		TOTAL	15,062,364
		United States—3.9%
35,000		Burford Capital Ltd.	734,620
15,000		Ferguson PLC	968,883
15,000	[1]	Livanova PLC	1,078,500
Semi-Annual Shareholder Report
6

Shares			Value in U.S. Dollars
		COMMON STOCKS—continued
		United States—continued
35,000	[1]	Talend SA, ADR	$1,632,400
		TOTAL	4,414,403
		TOTAL COMMON STOCKS (IDENTIFIED COST $89,324,246)	107,240,085
		INVESTMENT COMPANY—5.3%
5,961,561		Federated Institutional Prime Value Obligations Fund, Institutional Shares, 2.460% [2] (IDENTIFIED COST $5,962,029)	5,962,753
		TOTAL INVESTMENT IN SECURITIES—100.4% (IDENTIFIED COST $95,286,275)[3]	113,202,838
		OTHER ASSETS AND LIABILITIES - NET—(0.4)%[4]	(477,364)
		TOTAL NET ASSETS—100%	$112,725,474
Affiliated fund holdings are investment companies which are managed by the Adviser or an affiliate of the Adviser. Transactions with the affiliated holding during the period ended May 31, 2019, were as follows:
Federated Institutional Prime Value Obligations Fund, Institutional Shares
Balance of Shares Held 11/30/2018	10,393,141
Purchases/Additions	16,178,151
Sales/Reductions	(20,609,731)
Balance of Shares Held 5/31/2019	5,961,561
Value	$5,962,753
Change in Unrealized Appreciation/Depreciation	$524
Net Realized Gain/(Loss)	$137
Dividend Income	$67,884
1	Non-income-producing security.
2	7-day net yield.
3	Also represents cost of investments for federal tax purposes.
4	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at May 31, 2019.
Semi-Annual Shareholder Report
7

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used, as of May 31, 2019, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Equity Securities:
Common Stocks
Domestic	$1,632,400	$—	$—	$1,632,400
International	23,125,192	82,482,493	—	105,607,685
Investment Company	5,962,753	—	—	5,962,753
TOTAL SECURITIES	$30,720,345	$82,482,493	$—	$113,202,838
The following acronyms are used throughout this portfolio:
ADR	—American Depositary Receipt
GDR	—Global Depositary Receipt
REIT	—Real Estate Investment Trust
See Notes which are an integral part of the Financial Statements.
Semi-Annual Shareholder Report
8

Financial Highlights–Class A Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 5/31/2019	Year Ended November 30,
		2018	2017	2016	2015	2014
Net Asset Value, Beginning of Period	$35.18	$41.98	$31.51	$39.32	$40.52	$48.45
Income From Investment Operations:
Net investment income (loss)[1]	0.12	(0.10)	0.02	0.05	(0.21)	(0.10)
Net realized and unrealized gain (loss)	0.81	(4.10)	10.74	(3.59)	3.06	(1.83)
TOTAL FROM INVESTMENT OPERATIONS	0.93	(4.20)	10.76	(3.54)	2.85	(1.93)
Less Distributions:
Distributions from net investment income	(0.33)	—	—	(0.16)	—	(0.02)
Distributions from net realized gain	(4.03)	(2.61)	(0.29)	(4.11)	(4.05)	(5.98)
TOTAL DISTRIBUTIONS	(4.36)	(2.61)	(0.29)	(4.27)	(4.05)	(6.00)
Redemption Fees	0.01	0.01	0.00[2]	0.00[2]	0.00[2]	—
Net Asset Value, End of Period	$31.76	$35.18	$41.98	$31.51	$39.32	$40.52
Total Return[3]	4.43%	(10.71)%	34.46%	(10.16)%	7.98%	(4.79)%
Ratios to Average Net Assets:
Net expenses	1.86%[4]	1.86%	1.85%	1.76%	1.85%	1.85%
Net investment income (loss)	0.79% [4]	(0.25)%	0.05%	0.16%	(0.53)%	(0.25)%
Expense waiver/reimbursement[5]	0.24%[4]	0.15%	0.15%	0.22%	0.10%	0.09%
Supplemental Data:
Net assets, end of period (000 omitted)	$81,473	$84,786	$102,872	$90,508	$127,260	$130,327
Portfolio turnover	12%	28%	42%	39%	59%	49%
1	Per share numbers have been calculated using the average shares method.
2	Represents less than $0.01.
3	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.
4	Computed on an annualized basis.
5	This expense decrease is reflected in both the net expense and net investment income (loss) ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
9

Financial Highlights–Class C Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 5/31/2019	Year Ended November 30,
		2018	2017	2016	2015	2014
Net Asset Value, Beginning of Period	$27.13	$33.22	$25.19	$32.36	$34.31	$42.22
Income From Investment Operations:
Net investment income (loss)[1]	(0.00)[2]	(0.21)	(0.21)	(0.17)	(0.43)	(0.38)
Net realized and unrealized gain (loss)	0.52	(3.28)	8.53	(2.89)	2.53	(1.53)
TOTAL FROM INVESTMENT OPERATIONS	0.52	(3.49)	8.32	(3.06)	2.10	(1.91)
Less Distributions:
Distributions from net investment income	—	—	—	—	—	(0.02)
Distributions from net realized gain	(4.03)	(2.61)	(0.29)	(4.11)	(4.05)	(5.98)
TOTAL DISTRIBUTIONS	(4.03)	(2.61)	(0.29)	(4.11)	(4.05)	(6.00)
Redemption Fees	0.02	0.01	0.00[2]	0.00[2]	0.00[2]	—
Net Asset Value, End of Period	$23.64	$27.13	$33.22	$25.19	$32.36	$34.31
Total Return[3]	4.06%	(11.44)%	33.41%	(10.89)%	7.15%	(5.55)%
Ratios to Average Net Assets:
Net expenses	2.66%[4]	2.66%	2.65%	2.56%	2.65%	2.65%
Net investment income (loss)	(0.02)% [4]	(0.68)%	(0.73)%	(0.64)%	(1.33)%	(1.05)%
Expense waiver/reimbursement[5]	0.19%[4]	0.09%	0.11%	0.17%	0.05%	0.04%
Supplemental Data:
Net assets, end of period (000 omitted)	$4,906	$5,351	$15,937	$17,028	$22,681	$23,453
Portfolio turnover	12%	28%	42%	39%	59%	49%
1	Per share numbers have been calculated using the average shares method.
2	Represents less than $0.01.
3	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.
4	Computed on an annualized basis.
5	This expense decrease is reflected in both the net expense and net investment income (loss) ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
10

Financial Highlights–Institutional Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 5/31/2019	Year Ended November 30,
		2018	2017	2016	2015	2014
Net Asset Value, Beginning of Period	$35.99	$42.81	$32.06	$39.95	$41.01	$48.88
Income From Investment Operations:
Net investment income (loss)[1]	0.15	(0.00)[2]	0.07	0.12	(0.13)	(0.02)
Net realized and unrealized gain (loss)	0.84	(4.22)	10.97	(3.66)	3.12	(1.85)
TOTAL FROM INVESTMENT OPERATIONS	0.99	(4.22)	11.04	(3.54)	2.99	(1.87)
Less Distributions:
Distributions from net investment income	(0.41)	—	—	(0.24)	—	(0.02)
Distributions from net realized gain	(4.03)	(2.61)	(0.29)	(4.11)	(4.05)	(5.98)
TOTAL DISTRIBUTIONS	(4.44)	(2.61)	(0.29)	(4.32)	(4.05)	(6.00)
Redemption Fees	0.01	0.01	0.00[2]	0.00[2]	0.00[2]	—
Net Asset Value, End of Period	$32.55	$35.99	$42.81	$32.06	$39.95	$41.01
Total Return[3]	4.54%	(10.54)%	34.75%	(10.00)%	8.25%	(4.61)%
Ratios to Average Net Assets:
Net expenses	1.66%[4]	1.66%	1.65%	1.56%	1.65%	1.66%
Net investment income (loss)	0.94% [4]	(0.01)%	0.18%	0.34%	(0.33)%	(0.04)%
Expense waiver/reimbursement[5]	0.19%[4]	0.10%	0.10%	0.17%	0.05%	0.04%
Supplemental Data:
Net assets, end of period (000 omitted)	$26,346	$32,480	$46,428	$31,981	$38,830	$32,174
Portfolio turnover	12%	28%	42%	39%	59%	49%
1	Per share numbers have been calculated using the average shares method.
2	Represents less than $0.01.
3	Based on the net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.
4	Computed on an annualized basis.
5	This expense decrease is reflected in both the net expense and net investment income (loss) ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
11

Statement of Assets and Liabilities
May 31, 2019 (unaudited)
Assets:
Investment in securities, at value including $5,962,753 of investment in an affiliated holding (identified cost $95,286,275)		$113,202,838
Cash denominated in foreign currencies (identified cost $63,239)		69,845
Receivable for investments sold		777,785
Income receivable		414,079
Income receivable from affiliated holding		154
Receivable for shares sold		28,969
TOTAL ASSETS		114,493,670
Liabilities:
Payable for investments purchased	$1,467,994
Payable for shares redeemed	80,802
Payable for capital gains taxes withheld	24,511
Payable for portfolio accounting fees	82,994
Payable for custodian fees	34,438
Payable for distribution services fee (Note 5)	17,570
Payable for investment adviser fee (Note 5)	3,349
Payable for other service fees (Notes 2 and 5)	262
Accrued expenses (Note 5)	56,276
TOTAL LIABILITIES		1,768,196
Net assets for 3,581,768 shares outstanding		$112,725,474
Net Assets Consists of:
Paid-in capital		$92,125,081
Total distributable earnings		20,600,393
TOTAL NET ASSETS		$112,725,474
Semi-Annual Shareholder Report
12

Statement of Assets and Liabilities–continued
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
Class A Shares:
Net asset value per share ($81,473,398 ÷ 2,564,881 shares outstanding) $0.001 par value, 500,000,000 shares authorized	$31.76
Offering price per share (100/94.50 of $31.76)	$33.61
Redemption proceeds per share (98.00/100 of $31.76)	$31.12
Class C Shares:
Net asset value per share ($4,905,631 ÷ 207,552 shares outstanding) $0.001 par value, 100,000,000 shares authorized	$23.64
Offering price per share	$23.64
Redemption proceeds per share (97.00/100 of $23.64)	$22.93
Institutional Shares:
Net asset value per share ($26,346,445 ÷ 809,335 shares outstanding) $0.001 par value, 200,000,000 shares authorized	$32.55
Offering price per share	$32.55
Redemption proceeds per share (98.00/100 of $32.55)	$31.90
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
13

Statement of Operations
Six Months Ended May 31, 2019 (unaudited)
Investment Income:
Dividends (including $67,884 received from an affiliated holding* and net of foreign taxes withheld of $100,532)			$1,508,854
Expenses:
Investment adviser fee (Note 5)		$715,891
Administrative fee (Note 5)		46,375
Custodian fees		38,271
Transfer agent fees		112,522
Directors'/Trustees' fees (Note 5)		1,615
Auditing fees		17,243
Legal fees		5,432
Distribution services fee (Note 5)		121,404
Other service fees (Notes 2 and 5)		6,339
Portfolio accounting fees		69,306
Share registration costs		24,195
Printing and postage		16,965
Miscellaneous (Note 5)		11,810
TOTAL EXPENSES		1,187,368
Waivers and Reimbursement (Note 5):
Waiver/reimbursement of investment adviser fee	$(109,858)
Waiver of other operating expenses	(20,477)
TOTAL WAIVERS AND REIMBURSEMENT		(130,335)
Net expenses			1,057,033
Net investment income			451,821
Realized and Unrealized Gain (Loss) on Investments and Foreign Currency Transactions:
Net realized gain on investments (including realized gain of $137 on sales of investments in an affiliated holding*) and foreign currency transactions (net of $33,217 deferred foreign tax)			2,411,986
Net change in unrealized appreciation of investments and translation of assets and liabilities in foreign currency (including net change in unrealized appreciation of $524 of investments in an affiliated holding* and net of $39,134 decrease in deferred foreign tax)			1,553,981
Net realized and unrealized gain (loss) on investments and foreign currency transactions			3,965,967
Change in net assets resulting from operations			$4,417,788
*	See information listed after the Fund's Portfolio of Investments
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
14

Statement of Changes in Net Assets
	Six Months Ended (unaudited) 5/31/2019	Year Ended 11/30/2018
Increase (Decrease) in Net Assets
Operations:
Net investment income (loss)	$451,821	$(334,086)
Net realized gain	2,411,986	15,019,571
Net change in unrealized appreciation/depreciation	1,553,981	(29,579,290)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	4,417,788	(14,893,805)
Distributions to Shareholders:
Class A Shares	(10,337,067)	(6,272,741)
Class B Shares[1]	—	(103,073)
Class C Shares	(767,281)	(1,241,592)
Institutional Shares	(3,680,993)	(2,653,118)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(14,785,341)	(10,270,524)
Share Transactions:
Proceeds from sale of shares	3,113,654	27,400,986
Net asset value of shares issued to shareholders in payment of distributions declared	13,746,452	9,514,964
Cost of shares redeemed	(16,420,284)	(55,783,696)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	439,822	(18,867,746)
Redemption fees	36,332	36,186
Change in net assets	(9,891,399)	(43,995,889)
Net Assets:
Beginning of period	122,616,873	166,612,762
End of period	$112,725,474	$122,616,873
1	On February 2, 2018, Class B Shares were converted into Class A Shares.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
15

Notes to Financial Statements
May 31, 2019 (unaudited)
1. ORGANIZATION
Federated World Investment Series, Inc. (the “Corporation”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Corporation consists of three portfolios. The financial statements included herein are only those of Federated International Small-Mid Company Fund (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers three classes of shares: Class A Shares, Class C Shares and Institutional Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to provide long-term growth of capital.
On March 30, 2017, the Fund's T Share class became effective with the Securities and Exchange Commission (SEC), but is not yet offered for sale.
At the close of business, on February 2, 2018, Class B Shares were converted into the Fund's existing Class A Shares pursuant to a Plan of Conversion approved by the Fund's Board of Directors (the “Directors”). The conversion occurred on a tax-free basis. The cash value of a shareholder's investment was not changed as a result of the share class conversion. No action was required by shareholders to effect the conversion.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by the Directors.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Directors.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Directors, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
Semi-Annual Shareholder Report
16

If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, or if information furnished by a pricing service, in the opinion of the valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share.
Fair Valuation and Significant Events Procedures
The Directors have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Directors have appointed a Valuation Committee comprised of officers of the Fund, Federated Global Investment Management Corp. (the “Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Directors have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Directors. The Directors periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Directors.
Semi-Annual Shareholder Report
17

The Directors also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■	With respect to securities principally traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■	Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.
The Directors have adopted procedures whereby the Valuation Committee uses a pricing service to provide factors to update the fair value of equity securities traded principally in foreign markets from the time of the close of their respective foreign stock exchanges to the pricing time of the Fund. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Directors. The Directors have ultimate responsibility for any fair valuations made in response to a significant event.
Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
Semi-Annual Shareholder Report
18

The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Distributions of net investment income, if any, are declared and paid annually. Non-cash dividends included in dividend income, if any, are recorded at fair value. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that select classes will bear certain expenses unique to those classes. The detail of the total fund expense waivers and reimbursement of $130,335 is disclosed in various locations in Note 5.
Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.
Other Service Fees
The Fund may pay other service fees up to 0.25% of the average daily net assets of the Fund's Class A Shares and Class C Shares to unaffiliated financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for other service fees. For the six months ended May 31, 2019, other service fees for the Fund were as follows:
Other Service Fees Incurred
Class C Shares	$6,339
For the six months ended May 31, 2019, the Fund's Class A Shares did not incur other service fees.
Semi-Annual Shareholder Report
19

Federal Taxes
It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended May 31, 2019, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of May 31, 2019, tax years 2015 through 2018 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America, the State of Maryland and the Commonwealth of Pennsylvania.
The Fund may be subject to taxes imposed by governments of countries in which it invests. Such taxes are generally based on either income or gains earned or repatriated. The Fund accrues and applies such taxes to net investment income, net realized gains and net unrealized gains as income and/or gains are earned.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Restricted Securities
The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Directors. The Funds will not incur any registration costs upon such resales. The Fund's restricted securities, like other securities, are priced in accordance with procedures established by and under the general supervision of the Directors.
Foreign Exchange Contracts
The Fund may enter into foreign exchange contracts to manage currency risk. Purchased contracts are used to acquire exposure to foreign currencies, whereas, contracts to sell are used to hedge the Fund's securities against currency fluctuations. Risks may arise upon entering into these transactions from the potential inability of counterparties to meet the terms of their commitments and from unanticipated movements in security prices or foreign exchange rates. The foreign exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until the settlement date.
At May 31, 2019, the Fund had no outstanding foreign exchange contracts.
Semi-Annual Shareholder Report
20

Foreign Currency Translation
The accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the rates of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.
Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at period end, resulting from changes in the exchange rate.
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated. The Fund applies investment company accounting and reporting guidance.
3. Capital Stock
The following tables summarize capital stock activity:
	Six Months Ended 5/31/2019		Year Ended 11/30/2018
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	50,101	$1,496,700	371,514	$14,628.417
Conversion of Class B Shares to Class A Shares[1]	—	—	22,642	937,842
Shares issued to shareholders in payment of distributions declared	337,770	9,396,765	141,379	5,621,227
Shares redeemed	(232,939)	(7,204,800)	(576,032)	(22,987,312)
NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	154,932	$3,688,665	(40,497)	$(1,799,826)

	Six Months Ended 5/31/2019		Year Ended 11/30/2018
Class B Shares:	Shares	Amount	Shares	Amount
Shares issued to shareholders in payment of distributions declared	—	$—	3,300	$102,059
Conversion of Class B Shares to Class A Shares[1]	—	—	(29,130)	(937,842)
Shares redeemed	—	—	(15,541)	(515,804)
NET CHANGE RESULTING FROM CLASS B SHARE TRANSACTIONS	—	$—	(41,371)	$(1,351,587)
Semi-Annual Shareholder Report
21

	Six Months Ended 5/31/2019		Year Ended 11/30/2018
Class C Shares:	Shares	Amount	Shares	Amount
Shares sold	20,471	$475,938	56,015	$1,738,391
Shares issued to shareholders in payment of distributions declared	35,874	745,103	39,699	1,226,303
Shares redeemed	(45,978)	(1,085,921)	(378,343)	(11,367,457)
NET CHANGE RESULTING FROM CLASS C SHARE TRANSACTIONS	10,367	$135,120	(282,629)	$(8,402,763)

	Six Months Ended 5/31/2019		Year Ended 11/30/2018
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	35,464	$1,141,016	246,246	$10,096,336
Shares issued to shareholders in payment of distributions declared	126,521	3,604,584	63,187	2,565,375
Shares redeemed	(255,074)	(8,129,563)	(491,583)	(19,975,281)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	(93,089)	$(3,383,963)	(182,150)	$(7,313,570)
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	72,210	$439,822	(546,647)	$(18,867,746)
1	On February 2, 2018, Class B Shares were converted to Class A Shares.
Redemption Fees
The Fund imposes a 2.00% redemption fee to shareholders of the Fund's Class A Shares, Class C Shares and Institutional Shares who redeem shares held for 30 days or less. Prior to their conversion to Class A Shares at the close of business on February 2, 2018, the Class B Shares were also subject to these fees. Shares acquired by reinvestment of dividends or distributions of the Fund, or purchased pursuant to the Systematic Investment Program or withdrawn pursuant to the Systematic Withdrawal Program, will not be subject to the redemption fee. All redemption fees are recorded by the Fund as additions to paid-in capital. For the six months ended May 31, 2019, the redemption fees for Class A Shares, Class C Shares and Institutional Shares amounted to $22,488, $4,270 and $9,574, respectively. For the year ended November 30, 2018, redemption fees for Class A Shares, Class B Shares, Class C Shares and Institutional Shares amounted to $22,323, $61, $4,262 and $9,540, respectively.
4. FEDERAL TAX INFORMATION
At May 31, 2019, the cost of investments for federal tax purposes was $95,286,275. The net unrealized appreciation of investments for federal tax purposes was $17,916,563. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $25,359,726 and net unrealized depreciation from investments for those securities having an excess of cost over value of $7,443,163.
Semi-Annual Shareholder Report
22

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 1.25% of the Fund's average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee. For the six months ended May 31, 2019, the Adviser voluntarily waived $108,046 of its fee.
The Adviser has agreed to reimburse the Fund for certain investment adviser fees as a result of transactions in other affiliated investment companies. For the six months ended May 31, 2019, the Adviser reimbursed $1,812.
Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.100%	on assets up to $50 billion
0.075%	on assets over $50 billion
Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the six months ended May 31, 2019, the annualized fee paid to FAS was 0.081% of average daily net assets of the Fund.
In addition, FAS may charge certain out-of-pocket expenses to the Fund.
Distribution Services Fee
The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Class A Shares and Class C Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at the following percentages of average daily net assets annually, to compensate FSC:
Share Class Name	Percentage of Average Daily Net Assets of Class
Class A Shares	0.25%
Class C Shares	0.75%
Semi-Annual Shareholder Report
23

Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. For the six months ended May 31, 2019, distribution services fees for the Fund were as follows:
	Distribution Service Fees Incurred	Distribution Service Fees Waived
Class A Shares	$102,386	$(20,477)
Class C Shares	19,018	—
TOTAL	$121,404	$(20,477)
When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the six months ended May 31, 2019, FSC did not retain any fees paid by the Fund.
Sales Charges
Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. For the six months ended May 31, 2019, FSC retained $1,122 in sales charges from the sale of Class A Shares. FSC also retained $14 and $105 of CDSC relating to redemptions of Class A Shares and Class C Shares, respectively.
Other Service Fees
For the six months ended May 31, 2019, FSSC received $207 of other service fees disclosed in Note 2.
Expense Limitation
The Adviser and certain of its affiliates (which may include FSC, FAS and FSSC) on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Effective February 1, 2019, total annual fund operating expenses (as shown in the financial highlights, excluding interest expense, tax reclaim recovery expenses, extraordinary expenses and proxy-related expenses paid by the Fund, if any) paid by the Fund's Class A Shares, Class C Shares and Institutional Shares (after the voluntary waivers and reimbursements) will not exceed 1.86%, 2.66% and 1.66% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) February 1, 2020; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Directors.
Directors'/Trustees' and Miscellaneous Fees
Certain Officers and Directors of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Directors'/Trustees' fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. These expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
Semi-Annual Shareholder Report
24

6. Investment TRANSACTIONS
Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the six months ended May 31, 2019, were as follows:
Purchases	$13,461,670
Sales	$22,679,151
7. CONCENTRATION OF RISK
The Fund invests in securities of non-U.S. issuers. Foreign political or economic developments may have an effect on the liquidity and volatility of portfolio securities and currency holdings.
8. LINE OF CREDIT
The Fund participates with certain other Federated Funds, on a several basis, in an up to $500,000,000 unsecured, 364-day, committed, revolving line of credit (LOC) agreement. The LOC was made available to finance temporarily the repurchase or redemption of shares of the Fund, failed trades, payment of dividends, settlement of trades and for other short-term, temporary or emergency general business purposes. The Fund cannot borrow under the LOC if an inter-fund loan is outstanding. The Fund's ability to borrow under the LOC also is subject to the limitations of the Act and various conditions precedent that must be satisfied before the Fund can borrow. Loans under the LOC are charged interest at a fluctuating rate per annum equal to the highest, on any day, of (a) (i) the federal funds effective rate, (ii) the one month London Interbank Offered Rate (LIBOR), and (iii) 0.0%, plus (b) a margin. The LOC also requires the Fund to pay, quarterly in arrears and at maturity, its pro rata share of a commitment fee based on the amount of the lenders' commitment that has not been utilized. As of May 31, 2019, the Fund had no outstanding loans. During six months ended May 31, 2019, the Fund did not utilize the LOC.
9. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of May 31, 2019, there were no outstanding loans. During the six months ended May 31, 2019, the program was not utilized.
Semi-Annual Shareholder Report
25

Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (“loads”) on purchase or redemption payments and redemption/exchange fees; and (2) ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or other service fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from December 1, 2018 to May 31, 2019.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Semi-Annual Shareholder Report
26

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase or redemption payments, or redemption/exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
	Beginning Account Value 12/1/2018	Ending Account Value 5/31/2019	Expenses Paid During Period[1]
Actual:
Class A Shares	$1,000	$1,044.30	$9.48
Class C Shares	$1,000	$1,040.60	$13.53
Institutional Shares	$1,000	$1,045.40	$8.47
Hypothetical (assuming a 5% return before expenses):
Class A Shares	$1,000	$1,015.66	$9.35
Class C Shares	$1,000	$1,011.67	$13.34
Institutional Shares	$1,000	$1,016.65	$8.35
1	Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half-year period). The annualized net expense ratios are as follows:

Class A Shares	1.86%
Class C Shares	2.66%
Institutional Shares	1.66%
Semi-Annual Shareholder Report
27

Evaluation and Approval of Advisory Contract–May 2019
Federated International Small-Mid Company Fund (the “Fund”)
At its meetings in May 2019, the Fund's Board of Directors (the “Board”), including a majority of those Directors who are not “interested persons” of the Fund, as defined in the Investment Company Act of 1940 (the “Independent Directors”), reviewed and unanimously approved the continuation of the Fund's investment advisory contract for an additional one-year term. The Board's decision regarding the contract reflects the exercise of its business judgment after considering all of the information received on whether to continue the existing arrangements.
At the request of the Independent Directors, the Fund's Chief Compliance Officer (the CCO) furnished to the Board in advance of its May 2019 meetings an independent written evaluation presenting on the topics discussed below. The Board considered the CCO's independent written evaluation (the “CCO Fee Evaluation Report”), along with other information, in evaluating the reasonableness of the Fund's management fee and in deciding to approve the continuation of the investment advisory contract. The CCO, in preparing the CCO Fee Evaluation Report, has the authority to retain consultants, experts or staff as reasonably necessary to assist in the performance of his duties, reports directly to the Board, and can be terminated only with the approval of a majority of the Independent Directors. At the request of the Independent Directors, the CCO Fee Evaluation Report followed the same general approach and covered the same topics as that of the report that had previously been delivered by the CCO in his capacity as “Senior Officer,” prior to the elimination of the Senior Officer position in December 2017.
The Board also considered judicial decisions concerning allegedly excessive investment advisory fees in making its decision. Using these judicial decisions as a guide, the Board observed that the following factors may be relevant to an adviser's fiduciary duty with respect to its receipt of compensation from a fund: (1) the nature and quality of the services provided by an adviser to a fund and its shareholders (including the performance of the fund, its benchmark, and comparable funds); (2) an adviser's cost of providing the services (including the profitability to an adviser of providing advisory services to a fund); (3) the extent to which an adviser may realize “economies of scale” as a fund grows larger and, if such economies of scale exist, whether they have been shared with a fund and its shareholders or the family of funds; (4) any “fall-out” financial benefits that accrue to an adviser because of its relationship with a fund (including research services received from brokers that execute fund trades and any fees paid to affiliates of an adviser for services rendered to a fund); (5) comparative fee and expense structures (including a comparison of fees paid to an adviser with those paid by similar funds both internally and externally as well as management fees charged to institutional and other advisory clients of the
Semi-Annual Shareholder Report
28

adviser for what might be viewed as like services); and (6) the extent of care, conscientiousness and independence with which the fund's board members perform their duties and their expertise (including whether they are fully informed about all facts the board deems relevant to its consideration of an adviser's services and fees). The Board noted that the Securities and Exchange Commission (SEC) disclosure requirements regarding the basis for the Board's approval of the Fund's investment advisory contract generally align with the factors listed above. The Board was aware of these factors and was guided by them in its review of the Fund's investment advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.
The Board considered and weighed these factors in light of its substantial accumulated experience in governing the Fund and working with Federated Global Investment Management Corp. (the “Adviser”) and its affiliates (collectively, “Federated”) on matters relating to the funds advised by Federated (each, a “Federated Fund”). The Independent Directors were assisted in their deliberations by independent legal counsel.
In addition to the extensive materials that comprise and accompany the CCO Fee Evaluation Report, the Board received detailed information about the Fund and the Federated organization throughout the year, and in connection with its May meetings at which the Board's formal approval of the advisory and subadvisory contracts occurred. In this regard, Federated provided much of this information at each regular meeting of the Board, and furnished additional information specifically in connection with the May meetings. In the months preceding the May meetings, the Board requested and reviewed written materials prepared by Federated in response to requests on behalf of the Independent Directors encompassing a wide variety of topics. At the May meetings, in addition to meeting in separate sessions of the Independent Directors without management present, senior management of the Adviser also met with the Independent Directors and their counsel to discuss the materials presented and such additional matters as the Independent Directors deemed reasonably necessary to evaluate the advisory and subadvisory contracts. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose.
The Board's consideration of the investment advisory contract included review of the CCO Fee Evaluation Report, accompanying data and additional information covering the following matters, among others: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short-term and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in terms relative to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate) and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses, including the advisory fee and the overall expense structure of the Fund (both in absolute terms and relative to similar and/or competing funds), with due
Semi-Annual Shareholder Report
29

regard for contractual or voluntary expense limitations; the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders; the entrepreneurial and other risks assumed by the Adviser in sponsoring the Fund; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated Funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are generally available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated Funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated Funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.
While mindful that courts have cautioned against giving too much weight to comparative information concerning fees charged by other advisers for managing funds with comparable investment programs, the Board has found the use of such comparisons to be relevant to its deliberations. In this regard, the Board was presented with, and considered, information regarding the contractual advisory fee rates, net advisory fee rates, total expense ratios and each element of the Fund's total expense ratio (i.e., gross and net advisory fees, custody fees, portfolio accounting fees and transfer agency fees) relative to an appropriate group of peer funds compiled by Federated using data supplied by independent fund ranking organizations (the “Peer Group”). The Board received a description of the composition and methodology used to select the Peer Group. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, in that they are readily available to Fund shareholders as alternative investment vehicles. Also, they are the type of investment vehicle, in fact, chosen and maintained by the Fund's investors. The range of their fees and expenses, therefore, appears to be a relevant indicator of what consumers have found to be reasonable in the marketplace in which the Fund competes.
Semi-Annual Shareholder Report
30

The Board reviewed the contractual advisory fee rate, net advisory fee rate and other expenses of the Fund and noted the position of the Fund's fee rates relative to its Peer Group. In this regard, the Board noted that the contractual advisory fee rate was above the median of the relevant Peer Group, but the Board noted the applicable waivers and reimbursements, and that the overall expense structure of the Fund remained competitive in the context of other factors considered by the Board.
For comparison, the CCO reviewed the fees charged by Federated for providing advisory services to products other than the Federated Funds (e.g., institutional separate accounts and third-party unaffiliated mutual funds for which Federated serves as sub-adviser) (referenced to as “Comparable Funds/Accounts”). With respect to Comparable Funds/Accounts other than third-party mutual funds, the CCO concluded that they are inherently different products. Those differences include, but are not limited to, different types of targeted investors; different applicable laws and regulations; different legal structures; different average account sizes and portfolio management techniques made necessary by different cash flows and different associated costs; and the time spent by portfolio managers and their teams, as well as personnel in the Funds Financial Services, Legal, Compliance and Risk Management departments, in reviewing securities pricing, addressing different administrative responsibilities, addressing different degrees of risk associated with management and a variety of different costs. The CCO also reviewed the differences in the nature of the services required for Federated to manage its proprietary mutual fund business versus managing a discrete pool of assets as a sub-adviser to another institution's mutual fund, and that Federated generally performs significant additional services and assumes substantially greater risks in managing the Fund and other Federated Funds than in its role as sub-adviser to an unaffiliated third-party mutual fund. The CCO did not consider the fees for providing advisory services to Comparable Funds/Accounts to be determinative in judging the appropriateness of the Federated Funds' advisory fees.
Following such evaluation, and full deliberations, the Board concluded that the fees and expenses of the Fund are reasonable and supported renewal of the Fund's investment advisory contract.
The Board considered the nature, extent and quality of the services provided to the Fund by the Adviser and the resources of the Adviser and its affiliates dedicated to the Fund. In this regard, the Board evaluated, among other things, the Adviser's personnel, experience, track record, financial resources, overall reputation and willingness to invest in personnel and infrastructure that benefit the Fund. In addition, the Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of the Fund and the Adviser's ability and experience in attracting and retaining qualified personnel to service the Fund. The Board noted the investment research and company engagement capabilities of the Adviser and its affiliates. The Board also noted the compliance program of the
Semi-Annual Shareholder Report
31

Adviser and the compliance-related resources provided to the Fund by the Adviser, including the Adviser's commitment to respond to rulemaking initiatives of the SEC. The Fund's ability to deliver competitive performance when compared to its Peer Group was also deemed to be relevant by the Board as a useful indicator of how the Adviser is executing the Fund's investment program. The Adviser's ability to execute this program was one of the Board's considerations in reaching a conclusion that the nature, extent and quality of the Adviser's investment management services warrant the continuation of the investment advisory contract.
In evaluating the Fund's investment performance, the Board considered performance results in light of the Fund's investment objective, strategies and risks, as disclosed in the Fund's prospectus. The Board considered detailed investment reports on the Fund's performance that were provided to the Board throughout the year and in connection with the May meetings. The CCO also reviewed information regarding the performance of other mutual funds in the Peer Group, noting the CCO's view that comparisons to fund peer groups may be helpful, though not conclusive, in evaluating the performance of the Adviser in managing the Fund. The Board considered, in evaluating such comparisons, that in some cases there may be differences in the funds' objectives or investment management techniques, or the costs to implement the funds, even within the same Peer Group.
The Fund's performance fell below the median of the relevant Peer Group for the one-year, three-year and five-year periods covered by the CCO Fee Evaluation Report. The Board discussed the Fund's performance with the Adviser, including the reasons for the Fund's performance, and recognized the efforts being taken by the Adviser in the context of other factors considered relevant by the Board.
Following such evaluation, and full deliberations, the Board concluded that the performance of the Fund supported renewal of the Fund's investment advisory contract.
The Board also received financial information about Federated, including information regarding the compensation and ancillary (or “fall-out”) benefits Federated derived from its relationships with the Federated Funds. This information covered not only the fees under the investment advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated Funds under separate contracts (e.g., for serving as the Federated funds' administrator and distributor). In this regard, the Board considered that certain Federated subsidiaries provide distribution and shareholder services to the Federated Funds, for which they may be compensated through distribution and servicing fees paid pursuant to Rule 12b-1 plans or otherwise. The information also detailed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated Fund trades. In addition, the Board considered the fact that, in order for a Federated Fund to be competitive in the marketplace, the Adviser and its affiliates frequently waived
Semi-Annual Shareholder Report
32

fees and/or reimbursed expenses and have disclosed to Federated Fund investors and/or indicated to the Board their intention to do so in the future. Moreover, the Board receives regular reporting as to the institution, adjustment or elimination of these voluntary waivers. The Board considered Federated's previous reductions in contractual management fees to certain Federated Funds in response to the CCO's recommendations in the prior year's CCO Fee Evaluation Report.
Federated furnished information, requested by the CCO, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the CCO. The CCO noted that, while these cost allocation reports apply consistent allocation processes, the inherent difficulties in allocating costs continues to cause the CCO to question the precision of the process and to conclude that such reports may be unreliable, since a single change in an allocation estimate may dramatically alter the resulting estimate of cost and/or profitability of a Federated Fund and may produce unintended consequences. The allocation information, including the CCO's view that fund-by-fund estimations may be unreliable, was considered in the evaluation by the Board.
The Board and the CCO also reviewed information compiled by Federated comparing its profitability information to other publicly held fund management companies, including information regarding profitability trends over time. In this regard, the CCO concluded that Federated's profit margins did not appear to be excessive. The CCO also noted that Federated appeared financially sound, with the resources necessary to fulfill its obligations under its contracts with the Fund.
The CCO Fee Evaluation Report also discussed the notion of possible realization of “economies of scale” as a fund grows larger, the difficulties of calculating economies of scale at an individual fund level, and the extent to which potential scale benefits are shared with shareholders. In this regard, the Board considered that Federated has made significant and long-term investments in areas that support all of the Federated Funds, such as personnel and processes for the portfolio management, shareholder services, compliance, internal audit and risk management functions, as well as systems technology (including technology relating to cybersecurity) and that the benefits of these investments (as well as any economies of scale, should they exist) were likely to be shared with the Federated Fund family as a whole. The Board noted that Federated's investments in these areas are extensive. In addition, the Board considered that the Adviser and its affiliates have frequently waived fees and/or reimbursed expenses and that this has allowed potential economies of scale to be shared with shareholders. The Board also considered that such waivers and reimbursements can provide protection from an increase in expenses if a Federated Fund's assets decline. Federated, as it does throughout the year, and specifically in connection with the Board's review of the advisory and subadvisory contracts, furnished information relative to revenue sharing or
Semi-Annual Shareholder Report
33

adviser-paid fees. Federated and the CCO noted that this information should be viewed to determine if there was an incentive to either not apply breakpoints, or to apply breakpoints at higher levels, and should not be viewed to determine the appropriateness of advisory fees. The Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the CCO Fee Evaluation Report) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as a fund attains a certain size.
The CCO stated that his observations and the information accompanying the CCO Fee Evaluation Report supported a finding by the Board that the management fee for the Fund was reasonable. Under these circumstances, no changes were recommended to, and no objection was raised to the continuation of, the Fund's investment advisory contract. The CCO also recognized that the Board's evaluation of the Federated Funds' advisory and subadvisory arrangements is a continuing and on-going process that is informed by the information that the Board requests and receives from management throughout the course of the year and, in this regard, the CCO noted certain items for future reporting to the Board or further consideration by management as the Board continues its on-going oversight of the Federated Funds.
In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an investment advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the investment advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund. The Board concluded that, in light of the factors summarized above, including the nature, quality and scope of the services provided to the Fund by the Adviser and its affiliates, continuation of the investment advisory contract was appropriate.
The Board based its decision to approve the investment advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the continuation of the contract reflects its view that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangement.
Semi-Annual Shareholder Report
34

Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available via the Proxy Voting Record (Form N-PX) link associated with the Fund and share class name at www.FederatedInvestors.com/FundInformation. Form N-PX filings are also available at the SEC's website at www.sec.gov.
Quarterly Portfolio Schedule
Each fiscal quarter, the Fund will file with the SEC a complete schedule of its monthly portfolio holdings on “Form N-PORT.” The Fund's holdings as of the end of the third month of every fiscal quarter, as reported on Form N-PORT, will be publicly available on the SEC's website at www.sec.gov within 60 days of the end of the fiscal quarter upon filing. You may also access this information via the link to the Fund and share class name at www.FederatedInvestors.com.
Semi-Annual Shareholder Report
35

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.
IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY
In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund's “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.
Semi-Annual Shareholder Report
36

Federated International Small-Mid Company Fund
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 31428U748
CUSIP 31428U722
CUSIP 31428U631
G01743-02 (7/19)
Federated is a registered trademark of Federated Investors, Inc.
2019 ©Federated Investors, Inc.

Item 2.	Code of Ethics

Not Applicable

Item 3.	Audit Committee Financial Expert

Not Applicable

Item 4.	Principal Accountant Fees and Services

Not Applicable

Item 5.	Audit Committee of Listed Registrants

Not Applicable

Item 6.	Schedule of Investments

(a) The registrant’s Schedule of Investments is included as part of the Report to Stockholders filed under Item 1 of this form.

(b) Not Applicable; Fund had no divestments during the reporting period covered since the previous Form N-CSR filing.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not Applicable

Item 8.	Portfolio Managers of Closed-End Management Investment Companies

Not Applicable

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not Applicable

Item 10.	Submission of Matters to a Vote of Security Holders

No Changes to Report

Item 11.	Controls and Procedures

(a) The registrant’s President and Treasurer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-CSR.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not Applicable

Item 13.	Exhibits

(a)(1) Code of Ethics- Not Applicable to this Report.

(a)(2) Certifications of Principal Executive Officer and Principal Financial Officer.

(a)(3) Not Applicable.

(b) Certifications pursuant to 18 U.S.C. Section 1350.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Federated World Investment Series, Inc.

By /S/ Lori A. Hensler

Lori A. Hensler

Principal Financial Officer

Date July 23, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /S/ J. Christopher Donahue

J. Christopher Donahue

Principal Executive Officer

Date July 23, 2019

By /S/ Lori A. Hensler

Lori A. Hensler

Principal Financial Officer

Date July 23, 2019